UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:
Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: March 31
Date of reporting period: June 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

FORM N-Q
JUNE 30, 2009

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited)	June 30, 2009

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS†— 99.7%
Alabama — 1.0%
$20,820,000	Birmingham, AL, Airport Authority Revenue, Refunding, FSA, SPA-Dexia
	Credit Local, 2.500%, 7/2/09 (a)	$20,820,000
4,400,000	Demopolis, AL, IDB, IDR, Delaware Mesa Farms Project, LOC-Wells Fargo
	Bank N.A., 0.450%, 7/2/09 (a)(b)	4,400,000
	Huntsville, AL, Health Care Authority, TECP:
28,067,000	0.200% due 8/3/09	28,067,000
20,000,000	0.400% due 8/5/09	20,000,000
300,000	Mobile County, AL, IDA, PCR, Exxon Mobil Project, 0.280%, 7/1/09 (a)	300,000
	Total Alabama	73,587,000
Alaska — 0.7%
	Alaska State Housing Finance Corp., Home Mortgage Revenue, SPA-
	Landesbank Baden-Wurttemberg:
4,500,000	2.250%, 7/2/09 (a)	4,500,000
2,650,000	2.500%, 7/2/09 (a)	2,650,000
7,500,000	Alaska State International Airports Revenues, LOC-State Street Bank & Trust Co.,
	0.280%, 7/1/09 (a)	7,500,000
40,700,000	Valdez, AK, Marine Terminal Revenue, Refunding, BP Pipelines Inc. Project,
	0.250%, 7/1/09 (a)	40,700,000
	Total Alaska	55,350,000
Arizona — 1.0%
25,800,000	Glendale, AZ, IDA, TECP, LOC-Wells Fargo Bank N.A., 0.570% due 7/14/09	25,800,000
	Phoenix, AZ:
3,335,000	IDA, Revenue, Southwestern College Phoenix, LOC-Comerica Bank,
	0.480%, 7/2/09 (a)	3,335,000
40,000,000	TECP, LOC-Bank of America N.A., 0.570% due 7/14/09	40,000,000
	Yavapai County, AZ, IDA, Hospital Facility Revenue:
3,500,000	Northern Arizona Health Care, LOC-Banco Bilbao Vizcaya, 0.270%, 7/2/09 (a)	3,500,000
2,200,000	Refunding Yavapai Regional Medical Center, LOC-UBS AG, 0.290%, 7/2/09 (a)	2,200,000
	Total Arizona	74,835,000
California — 3.7%
13,700,000	ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Marin Country
	Day School, LOC-U.S. Bank N.A., 0.180%, 7/2/09 (a)	13,700,000
20,000,000	California Health Facilities Finance Authority, TECP, Kaiser Permanente,
	0.400% due 11/17/09	20,000,000
10,000,000	California Health Facilities Financing Authority Revenue, Stanford Hospital
	& Clinics, FSA, SPA-Dexia Credit Local, 0.700%, 7/1/09 (a)	10,000,000
	California Infrastructure & Economic Development Bank Revenue:
4,000,000	California Academy of Sciences, LOC-Allied Irish Bank PLC, 0.180%, 7/1/09 (a)	4,000,000
	Los Angeles County Museum:
4,300,000	LOC-Allied Irish Bank PLC, 0.180%, 7/1/09 (a)	4,300,000
2,700,000	LOC-Bank of New York, 0.150%, 7/1/09 (a)	2,700,000
1,700,000	Orange County Performing Arts Center, LOC-Allied Irish Bank PLC,
	0.400%, 7/2/09 (a)	1,700,000
1,000,000	California PCFA, PCR, Pacific Gas & Electric, LOC-Bank One N.A.,
	0.130%, 7/1/09 (a)	1,000,000
	California State Department of Water Resources, Power Supply Revenue:
17,600,000	LOC-Allied Irish Bank PLC, 0.180%, 7/1/09 (a)	17,600,000
	LOC-Bank of New York:
36,600,000	0.130%, 7/1/09 (a)	36,600,000

See Notes to Schedule of Investments.

1

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face
Amount	Security	Value

California — 3.7% (continued)
$7,100,000	0.100%, 7/2/09 (a)	$7,100,000
10,100,000	LOC-Landesbank Hessen-Thuringen, 0.130%, 7/1/09 (a)	10,100,000
	California Statewide CDA Revenue:
120,000	North Peninsula Jewish Community Center, LOC-Bank of America N.A.,
	0.250%, 7/1/09 (a)	120,000
3,800,000	St. Joseph Health Systems, 0.160%, 7/2/09 (a)	3,800,000
	East Bay, CA, MUD Water Systems Revenue, TECP:
20,000,000	0.350% due 7/6/09	20,000,000
22,000,000	0.650% due 9/10/09	22,000,000
100,000	Eastern Municipal Water District, CA, Water & Sewer Revenue, COP, LIQ-
	JPMorgan Chase, 0.160%, 7/1/09 (a)	100,000
	Irvine, CA, Improvement Bond Act 1915:
10,200,000	Assessment District No. 94, LOC-State Street Bank & Trust Co., 0.250%, 7/1/09 (a)	10,200,000
	Revenue:
1,900,000	Limited Obligation, Assessment District 04-20, LOC-KBC Bank
	NV, 0.250%, 7/1/09 (a)	1,900,000
2,255,000	Limited Obligation, Reassessment District 85-7, FSA, SPA-Dexia
	Credit Local, 0.600%, 7/1/09 (a)	2,255,000
	Los Angeles, CA:
200,000	Community RDA, MFH Revenue, Wilshire Station Apartments, LOC-
	Bank of America N.A., 0.380%, 7/1/09 (a)(b)	200,000
6,000,000	Department of Water & Power, SPA-Banco Bilboa Vizcaya, 0.230%, 7/1/09 (a)	6,000,000
	Metropolitan Water District of Southern California:
21,000,000	SPA-Banco Bilbao Vizcaya, 0.200%, 7/1/09 (a)	21,000,000
55,000	SPA-Landesbank Baden-Wurttemberg, 0.200%, 7/2/09 (a)	55,000
9,000,000	SPA-Lloyds TSB Bank PLC, 0.250%, 7/1/09 (a)	9,000,000
16,700,000	MSR Public Power Agency, San Juan Project Revenue, LOC-Dexia Credit
	Local, 0.180%, 7/1/09 (a)	16,700,000
	Orange County, CA:
3,100,000	Housing Authority, Apartment Development Revenue, Oasis Martinique
	I, LIQ-FNMA, 0.200%, 7/2/09 (a)	3,100,000
300,000	Sanitation Districts, COP, SPA-Dexia Public Finance, 0.350%, 7/1/09 (a)	300,000
9,600,000	San Francisco, CA, City & County Airports Commission, International
	Airport Revenue,, Assured Gty., SPA-Landesbank Baden-Wurttemberg,
	2.250%, 7/1/09 (a)(b)	9,600,000
	Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue, SPA-
	Dexia Credit Local:
7,600,000	0.400%, 7/2/09 (a)	7,600,000
3,800,000	0.750%, 7/2/09 (a)	3,800,000
14,100,000	West Basin, CA, Municipal Water District Revenue COP, SPA-Dexia Credit
	Local, 0.480%, 7/1/09 (a)	14,100,000
	Total California	280,630,000
Colorado — 1.9%
9,100,000	Aurora, CO, Hospital Revenue, Childrens Hospital Assignment Project, LOC-
	Allied Irish Bank PLC, 0.450%, 7/2/09 (a)	9,100,000
	Colorado Health Facilities Authority Revenue:
9,025,000	Bethesda Living Center Projects, LOC-LaSalle Bank, 0.300%, 7/2/09 (a)	9,025,000
5,300,000	Health Facilities Evangelical, LOC-Allied Irish Banks PLC, 0.390%, 7/2/09 (a)	5,300,000
	Colorado HFA:
	Revenue:
500,000	Multi-Family Hunters, FNMA, LIQ-FNMA, 0.270%, 7/1/09 (a)	500,000
	Multi-Family Project, SPA-FHLB:
900,000	0.350%, 7/1/09 (a)	900,000
4,800,000	0.500%, 7/1/09 (a)(b)	4,800,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face
Amount	Security	Value

Colorado — 1.9% (continued)
	Multi-Family, SPA-FHLB:
$6,785,000	0.500%, 7/1/09 (a)(b)	$6,785,000
8,155,000	0.550%, 7/1/09 (a)(b)	8,155,000
8,500,000	Single Family Mortgage Revenue, SPA-Dexia Credit Local, 1.550%, 7/1/09 (a)(b)	8,500,000
	Colorado Springs, CO:
	Revenue:
6,661,000	The Colorado College, 0.170%, 7/2/09 (a)	6,661,000
10,145,000	The Colorado College Project, 0.150%, 7/2/09 (a)	10,145,000
	Utilities Revenue:
12,695,000	SPA-Dexia Credit Local, 0.900%, 7/2/09 (a)	12,695,000
12,400,000	Subordinated Lien Improvement, SPA-Dexia Credit Local, 1.000%, 7/2/09 (a)	12,400,000
22,000,000	Denver, CO, City & County, COP, SPA-JPMorgan Chase, 0.180%, 7/1/09 (a)	22,000,000
55,000	Erie, CO, COP, LOC-Keybank N.A., 3.500%, 7/1/09 (a)	55,000
28,010,000	University of Colorado Hospital Authority Revenue, FSA, SPA-Wachovia
	Bank N.A., 0.530%, 7/1/09 (a)	28,010,000
	Total Colorado	145,031,000
Connecticut — 0.9%
200,000	Connecticut State, SPA-Dexia Credit Local, 0.750%, 7/2/09 (a)	200,000
4,080,000	Connecticut State Health & Education, TECP, Yale University, 0.400% due 10/13/09	4,080,000
	Connecticut State, HEFA Revenue:
2,000,000	Updates-Edgehill, LOC-KBC Bank NV, 0.230%, 7/1/09 (a)	2,000,000
	Yale University:
32,855,000	0.150%, 7/1/09 (a)	32,855,000
10,000,000	0.170%, 7/1/09 (a)	10,000,000
300,000	0.170%, 7/2/09 (a)	300,000
	Yale-New Haven Hospital:
2,800,000	LOC-Bank of America N.A., 0.180%, 7/1/09 (a)	2,800,000
4,795,000	LOC-JPMorgan Chase, 0.180%, 7/1/09 (a)	4,795,000
9,100,000	Waterbury, CT, GO, BAN, 4.000% due 9/2/09	9,133,941
	Total Connecticut	66,163,941
Delaware — 0.3%
7,180,000	Delaware State Health Facilities Authority Revenue, Beebe Medical Center
	Project, LOC-PNC Bank, 0.300%, 7/2/09 (a)	7,180,000
9,450,000	Delaware State, GO, 3.000% due 1/1/10	9,571,407
6,500,000	Kent County, DE, Revenue, Providence Creek Academy Charter, LOC-PNC
	Bank N.A., 0.300%, 7/2/09 (a)	6,500,000
100,000	University of Delaware Revenue, Refunding, SPA-Landesbank Hessen-
	Thuringen, 0.320%, 7/1/09 (a)	100,000
	Total Delaware	23,351,407
District of Columbia — 2.1%
3,400,000	District of Columbia Enterprise Zone Revenue, Crowell and Moring LLP
	Project, LOC-Wachovia Bank N.A., 0.570%, 7/1/09 (a)(b)	3,400,000
	District of Columbia Revenue:
4,835,000	Jesuit Conference, LOC-PNC Bank, 0.300%, 7/2/09 (a)	4,835,000
4,000,000	Washington Center For Internships and Academic Seminars, LOC-
	Branch Banking & Trust, 0.290%, 7/2/09 (a)	4,000,000
	District of Columbia:
53,000,000	GO, TRAN, 2.500% due 9/30/09	53,184,615
13,400,000	Revenue, The Pew Charitable Trusts, LOC-PNC Bank N.A., 0.270%, 7/2/09 (a)	13,400,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face
Amount	Security	Value

District of Columbia — 2.1% (continued)
$13,125,000	TECP, National Academy of Sciences Project, LOC-Bank of America
	N.A., 0.500% due 9/14/09	$13,125,000
	Metropolitan Washington, DC, Airports Authority:
39,000,000	FSA, SPA-Dexia Credit Local, 0.900%, 7/1/09 (a)(b)	39,000,000
	TECP:
5,000,000	LOC-Bank of America N.A., 0.500% due 7/15/09	5,000,000
23,000,000	LOC-JPMorgan Chase, 0.700% due 10/6/09	23,000,000
	Total District of Columbia	158,944,615
Florida — 7.9%
	Broward County, FL:
19,270,000	Airport System Revenue, SPA-JPMorgan Chase, 0.530%, 7/2/09 (a)(b)	19,270,000
1,000,000	HFA, MFH, Sawgrass Pines Apartments Project, LOC-GE Capital Corp.,
	0.950%, 7/2/09 (a)(b)	1,000,000
4,415,000	Port Facilities Revenue, Everglades, LOC-Bank of Nova Scotia, 0.300%, 7/2/09 (a)(b)	4,415,000
15,498,000	Florida Municipal Loan Council, LOC-Bank of America N.A., TECP, 0.450% due 7/8/09	15,498,000
8,550,000	Florida State Municipal Power Agency Revenue, All Requirements Supply,
	LOC-Bank of America N.A., 0.320%, 7/1/09 (a)	8,550,000
34,300,000	Gainesville, FL, Utilities System Revenue, SPA-Bank of New York, 0.250%, 7/1/09 (a)	34,300,000
44,425,000	Hillsborough County, FL, School Board COP, Master Lease, NATL, LOC-
	Wachovia Bank N.A., 0.320%, 7/1/09 (a)	44,425,000
	Jacksonville, FL:
	Electric Authority, TECP:
62,956,000	LOC-JPMorgan Chase, 0.500% due 8/12/09	62,956,000
15,700,000	LOC-Landesbank Hessen-Thuringen, 0.450% due 8/24/09	15,700,000
	Health Facilities Authority, Hospital Revenue:
	Baptist Medical Center Project:
5,000,000	0.320%, 7/1/09 (a)	5,000,000
400,000	LOC-Bank of America N.A., 0.320%, 7/1/09 (a)	400,000
8,500,000	Southern Baptist Hospital, LOC-Wachovia Bank N.A., 0.320%, 7/1/09 (a)	8,500,000
11,315,000	Water & Sewer System Revenue, SPA-Bank of New York, 0.250%, 7/2/09 (a)	11,315,000
	JEA District, FL:
28,860,000	Electric System Revenue, SPA-Wachovia Bank N.A., 0.320%, 7/1/09 (a)	28,860,000
	TECP:
56,000,000	LOC-Dexia Credit Local, 1.200% due 7/15/09	56,000,000
	LOC-Landesbank Hessen-Thuringen:
26,475,000	0.450% due 8/18/09	26,475,000
17,325,000	0.450% due 8/24/09	17,325,000
400,000	Water & Sewer System Revenue, SPA-Banco Bilbao Vizcaya, 0.280%, 7/1/09 (a)	400,000
12,800,000	Miami-Dade County, FL, Health Facilities Authority Hospital Revenue,
	Miami Children’s Hospital Project, NATL, LOC-Wachovia Bank N.A.,
	0.330%, 7/1/09 (a)	12,800,000
	Orange County, FL:
3,800,000	IDR, Central Florida YMCA Project, LOC-Bank of America N.A., 0.340%, 7/2/09 (a)	3,800,000
9,700,000	School Board, COP, LOC-Wachovia Bank N.A., 0.320%, 7/1/09 (a)	9,700,000
50,000,000	Orlando, FL, Utilities Commission, Utility System Revenue, 2.000% due 6/1/10	50,708,405
	Palm Beach County, FL:
10,250,000	HFA, MFH Revenue, Palm Gardens Apartments Project, LOC-Citibank
	N.A., 0.460%, 7/1/09 (a)(b)	10,250,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face
Amount	Security	Value

Florida — 7.9% (continued)
$21,250,000	Revenue, Raymond F. Kravis Center Project, LOC-Northern Trust Co.,
	0.270%, 7/2/09 (a)	$21,250,000
31,500,000	Palm Beach, FL, School District, TECP, LOC-Bank of America N.A., 0.450% due 9/9/09	31,500,000
8,500,000	Pasco County, FL, IDR, Leveredge Project, LOC-RBC Centura Bank,
	0.820%, 7/1/09 (a)(b)	8,500,000
10,000,000	Pembroke Pines, FL, Charter School Revenue, SPA-Royal Bank of Canada,
	0.360%, 7/1/09 (a)	10,000,000
	Pinellas County, FL, Health Facilities Authority Revenue:
10,000,000	Baycare Health System, LOC-Northern Trust Co., 0.250%, 7/2/09 (a)	10,000,000
76,515,000	Refunding, Health Systems Baycare, FSA, SPA-Morgan Stanley,
	0.900%, 7/2/09 (a)	76,515,000
	Total Florida	605,412,405
Georgia — 3.7%
3,550,000	Carroll County, GA, Development Authority Revenue, Royal Metal
	Productions Inc. Project, LOC-Branch Banking & Trust, 0.390%, 7/2/09 (a)(b)	3,550,000
	Coweta County, GA:
4,990,000	Development Authority Revenue, W.Y. Newnan Holding LLC Project,
	LOC-Wachovia Bank N.A., 0.570%, 7/2/09 (a)(b)	4,990,000
17,550,000	Residential Care Facilities for the Elderly Authority, Wesley Woods of
	Newnan, LOC-Branch Banking & Trust Co., 0.280%, 7/1/09 (a)	17,550,000
6,860,000	De Kalb County, GA, Housing Authority, MFH Revenue, Friendly Heights
	LP, LOC-FHLMC, 0.460%, 7/2/09 (a)(b)	6,860,000
1,815,000	Douglas County, GA, Development Authority, IDR, Pandosia LLC Project,
	LOC-Wells Fargo Bank N.A., 0.450%, 7/2/09 (a)(b)	1,815,000
3,000,000	Fulton County, GA, Development Authority Revenue, Doris & Weber School
	Project, LOC-Branch Banking & Trust, 0.290%, 7/2/09 (a)	3,000,000
31,045,000	Gainesville & Hall County, GA, Hospital Authority Revenue Anticipatory
	CTFS, Northeast Georgia Health System Inc., LOC-Wachovia Bank N.A.,
	0.320%, 7/1/09 (a)	31,045,000
	Georgia State, GO:
14,090,000	3.000% due 7/1/09	14,090,000
9,715,000	5.000% due 7/1/09	9,715,000
4,465,000	Greene County, GA, Development Authority Sewer Facilities Revenue, Carey
	Station Welfare LLC Project, LOC-Wachovia Bank N.A., 0.570%, 7/2/09 (a)(b)	4,465,000
9,375,000	Gwinnett County, GA, Development Authority, IDR, Barco Inc. Project,
	LOC-Branch Banking & Trust, 0.390%, 7/2/09 (a)(b)	9,375,000
21,050,000	Municipal Electric Authority of Georgia, TECP, LOC-Landesbank Hessen-
	Thuringen, 0.250% due 7/8/09	21,050,000
	Municipal Electric Authority, GA:
30,150,000	Project One, FSA, SPA-Dexia Credit Local, 1.250%, 7/1/09 (a)	30,150,000
900,000	Project One, Subordinated, FSA, SPA-Dexia Credit Local, 1.500%, 7/1/09 (a)	900,000
	Private Colleges & Universities Authority, GA:
4,965,000	Educational Facilities Revenue, Agnes Scott College, LOC-Wachovia
	Bank N.A., 0.320%, 7/2/09 (a)	4,965,000
	Revenue, Emory University:
6,050,000	0.100%, 7/2/09 (a)	6,050,000
37,300,000	0.140%, 7/2/09 (a)	37,300,000
30,000,000	0.170%, 7/2/09 (a)	30,000,000
7,120,000	2.000% due 9/1/09	7,138,890
	Richmond County, GA:
12,405,000	Board of Education, GO, Sales Tax Revenue, 5.000% due 10/1/09	12,516,547
10,000,000	Development Authority, Revenue, MCG Health Inc. Project, LOC-
	Landesbank Baden-Wuerttemburg, 2.700%, 7/1/09 (a)	10,000,000

See Notes to Schedule of Investments.

5

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face
Amount	Security	Value

Georgia — 3.7% (continued)
$5,200,000	Savannah, GA, EDA Revenue, Savannah Country Day School, LOC-Branch
	Banking & Trust, 0.290%, 7/2/09 (a)	$5,200,000
6,930,000	Stephens County, GA, Development Authority, IDR, CMC of Georgia Inc.
	Project, LOC-Branch Banking & Trust, 0.490%, 7/2/09 (a)(b)	6,930,000
4,000,000	Valdosta-Lowndes County, GA, IDA Revenue, Steeda Autosports Project,
	LOC-Bank of America N.A., 0.550%, 7/2/09 (a)(b)	4,000,000
	Total Georgia	282,655,437
Idaho — 0.1%
6,600,000	Idaho Health Facilities Authority Revenue, St. Lukes Medical Center, FSA,
	SPA-Harris N.A., 0.600%, 7/1/09 (a)	6,600,000

Illinois — 3.4%
	Chicago, IL:
2,300,000	Board of Education, GO, FSA, SPA-Dexia Public Finance Bank, 1.000%, 7/2/09 (a)	2,300,000
	GO, SPA-JPMorgan Chase:
20,625,000	0.180%, 7/1/09 (a)	20,625,000
23,800,000	0.180%, 7/1/09 (a)	23,800,000
3,050,000	IDR, Victoria Ltd. LLC Project, LOC-LaSalle Bank N.A., 0.700%, 7/2/09 (a)(b)	3,050,000
3,175,000	MFH, Hyde Park Redevelopment Ltd. Project, LOC-Harris Bank,
	0.660%, 7/2/09 (a)(b)	3,175,000
17,630,000	Sales Tax Revenue, SPA-JPMorgan Chase, 0.180%, 7/1/09 (a)	17,630,000
9,800,000	Tax Increment Revenue, Tax Allocation Bonds, Near North
	Redevelopment Project, Senior Lien, LOC-Bank of New York,
	0.390%, 7/1/09 (a)	9,800,000
3,225,000	Water Revenue, LOC-State Street Bank & Trust Co., 0.300%, 7/2/09 (a)	3,225,000
	Cook County, IL:
1,000,000	Catholic Theological University Project, LOC-Harris Trust and Savings
	Bank, 0.470%, 7/1/09 (a)	1,000,000
17,500,000	GO, Sales TAN, 3.000% due 8/3/09	17,522,045
	IDR:
1,375,000	Kenneth Properties Project, LOC-LaSalle Bank, 0.700%, 7/2/09 (a)(b)	1,375,000
1,705,000	Little Lady Foods Inc. Project, LOC-LaSalle Bank, 0.700%, 7/2/09 (a)(b)	1,705,000
7,440,000	Crestwood, IL, Revenue, Trinity Christian College, LOC-Fifth Third Bank,
	3.500%, 7/3/09 (a)	7,440,000
	Illinois DFA:
2,000,000	Carmel High School Project, LOC-LaSalle Bank, 0.470%, 7/1/09 (a)	2,000,000
	IDR:
5,000,000	Prairie Packaging Inc. Project, LOC-LaSalle Bank, 0.700%, 7/2/09 (a)(b)	5,000,000
2,000,000	Profile Packaging Inc. Project, LOC-LaSalle Bank, 0.700%, 7/2/09 (a)(b)	2,000,000
4,500,000	Oak Park Residence Corp. Project, LOC-LaSalle Bank, 0.400%, 7/2/09 (a)	4,500,000
1,000,000	PCR, Amoco Oil Co. Project, 0.250%, 7/1/09 (a)	1,000,000
	Illinois Finance Authority Revenue:
3,250,000	Art Institute of Chicago, LOC-Northern Trust Co., 0.350%, 7/1/09 (a)	3,250,000
2,100,000	Central Dupage Health, SPA-JPMorgan Chase, 0.300%, 7/1/09 (a)	2,100,000
32,200,000	Central Dupage, LIQ-JPMorgan Chase, 0.180%, 7/1/09 (a)	32,200,000
6,900,000	Everest Academy of Lemont Inc., LOC-First Midwest Bank N.A., FHLB,
	0.320%, 7/2/09 (a)	6,900,000
9,000,000	Illinois College, LOC-U.S. Bank, 0.290%, 7/2/09 (a)	9,000,000
4,000,000	Lake Forest Country Day School, LOC-Northern Trust Co., 0.420%, 7/1/09 (a)	4,000,000

See Notes to Schedule of Investments.

6

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face
Amount	Security	Value

Illinois — 3.4% (continued)
$335,000	OSF Healthcare System, LOC-Wachovia Bank N.A., 0.220%, 7/1/09 (a)	$335,000
985,000	Resurrection Health, LOC-JPMorgan Chase, 0.300%, 7/1/09 (a)	985,000
4,870,000	Smith Village Project, LOC-LaSalle Bank, 0.320%, 7/2/09 (a)	4,870,000
4,355,000	Uhlich Children’s Advantage, LOC-JPMorgan Chase, 0.400%, 7/2/09 (a)	4,355,000
4,875,000	Wesleyan University, LOC-Northern Trust Co., 0.220%, 7/2/09 (a)	4,875,000
	YMCA Metropolitan Chicago Project, LOC-Harris Trust & Savings Bank:
9,500,000	0.350%, 7/1/09 (a)	9,500,000
8,300,000	0.350%, 7/1/09 (a)	8,300,000
	Illinois Health Facilities Authority:
8,495,000	Pekin Memorial Hospital, LOC-Fifth Third Bank, 0.450%, 7/2/09 (a)	8,495,000
1,150,000	Swedish Covenant Hospital, LOC-LaSalle Bank, 0.330%, 7/1/09 (a)	1,150,000
	Illinois Housing Development Authority, Revenue:
2,100,000	Homeowner Mortgage, SPA-State Street Bank & Trust Co., 0.499%, 7/1/09 (a)(b)	2,100,000
3,955,000	MFH Revenue, Galesburg Towers Associates II, LOC-Harris N.A.,
	0.620%, 7/2/09 (a)(b)	3,955,000
2,580,000	Libertyville, IL, Industrial Revenue, Fabrication Technologies, LOC-LaSalle
	Bank N.A., 0.700%, 7/2/09 (a)(b)	2,580,000
190,000	Lombard, IL, Revenue, National University Health Sciences Project, LOC-
	JPMorgan Chase, 0.350%, 7/2/09 (a)	190,000
910,000	Oak Lawn, IL, IDR, Lavergne Partners Project, LOC-LaSalle National Bank,
	0.700%, 7/2/09 (a)(b)	910,000
2,900,000	Peoria, IL, Multi-Family Revenue, Housing, Oak Woods Apartments Project,
	FNMA, LIQ-FNMA, 0.390%, 7/2/09 (a)(b)	2,900,000
4,085,000	Plainfield, IL, IDR, Plainfield Molding Project, LOC-LaSalle National Bank,
	0.550%, 7/2/09 (a)(b)	4,085,000
3,400,000	Savanna, IL, IDR, Metform LLC Project, LOC-Bank of America N.A.,
	0.630%, 7/1/09 (a)	3,400,000
10,810,000	Will County, IL, Revenue, University of St. Francis, LOC-Fifth Third Bank,
	3.500%, 7/1/09 (a)	10,810,000
	Total Illinois	258,392,045
Indiana — 0.8%
4,115,000	Clarksville, IN, Revenue, Retirement Housing Foundation, LOC-KBC Bank
	NV, 0.300%, 7/2/09 (a)	4,115,000
7,450,000	Dearborn County, IN, EDR, Dearborn County Hospital Project, LOC-
	JPMorgan Chase, 0.350%, 7/2/09 (a)	7,450,000
4,865,000	Indiana Finance Authority Hospital Revenue, Clarian Health Partners Inc.,
	LOC-Branch Banking & Trust, 0.290%, 7/1/09 (a)	4,865,000
3,200,000	Indiana Finance Authority Solid Waste Disposal Revenue, New Holland
	Dairy Leasing, LOC-LaSalle Bank N.A., 0.570%, 7/2/09 (a)(b)	3,200,000
	Indiana Health & Educational Facilities Financing Authority Revenue:
8,950,000	Clarian Health Partners Inc., LOC-Branch Banking & Trust, 0.200%, 7/1/09 (a)	8,950,000
6,920,000	Refunding, Community Village Hartsfield, LOC-Harris N.A., 0.300%, 7/2/09 (a)	6,920,000

6,820,000	Indiana Health Facilities Financing Authority, Hospital Revenue, Deaconess
	Hospital Obligation, LOC-Fifth Third Bank, 3.500%, 7/3/09 (a)	6,820,000
	Indianapolis, IN:
15,000,000	Local Public Improvement Bond Bank, Indianapolis Airport Project,
	FSA, SPA-Dexia Credit Local, 1.000%, 7/1/09 (a)(b)	15,000,000
1,720,000	MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA,
	0.260%, 7/3/09 (a)	1,720,000
6,500,000	Lawrenceburg, IN, PCR, Indiana Michigan Power Co., LOC-JPMorgan
	Chase, 0.300%, 7/2/09 (a)	6,500,000
55,000	Purdue University Revenue, Student Fee, 0.180%, 7/1/09 (a)	55,000
	Total Indiana	65,595,000

See Notes to Schedule of Investments.

7

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face
Amount	Security	Value

Iowa — 1.8%
$765,000	Grinnell, IA, Hospital Revenue, Grinnell Medical Center, LOC-U.S. Bank
	N.A., 0.250%, 7/1/09 (a)	$765,000
	Iowa Finance Authority:
	Health Facilities Revenue:
55,200,000	Iowa Health Systems, LIQ-Landesbank Baden-Wuerttemburg,
	4.500%, 7/1/09 (a)	55,200,000
	Iowa Health System:
17,000,000	LOC-Bank of America N.A., 0.300%, 7/1/09 (a)	17,000,000
15,200,000	LOC-JPMorgan Chase, 0.180%, 7/1/09 (a)	15,200,000
8,965,000	Iowa Health, LIQ-U.S. Bank N.A., 0.270%, 7/1/09 (a)	8,965,000
	MFH Revenue:
6,500,000	SPA-Dexia Credit Local, 1.750%, 7/2/09 (a)(b)	6,500,000
7,000,000	Windsor on the River LLC, LOC-Wells Fargo Bank N.A., 0.400%, 7/2/09 (a)(b)	7,000,000
15,000,000	Single-Family Mortgage Bonds, SPA-Depfa Bank PLC, 0.350%, 7/2/09 (a)(b)	15,000,000
10,815,000	Single-Family Revenue, GNMA, FNMA, SPA-FHLB, 0.360%, 7/2/09 (a)(b)	10,815,000
	Total Iowa	136,445,000
Kansas — 0.8%
55,745,000	Olathe, KS, GO, 1.250% due 6/1/10	56,135,698
4,500,000	Prairie Village, KS, Multi-Family Revenue, Refunding, Corinth Place
	Apartments Project, FHLMC, LIQ-FHLMC, 0.300%, 7/2/09 (a)	4,500,000
	Total Kansas	60,635,698
Kentucky — 1.2%
7,735,000	Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project, LOC-
	Branch Banking & Trust, 0.390%, 7/2/09 (a)(b)	7,735,000
8,215,000	Breckinridge County, KY, Lease Program Revenue, Kentucky Association of
	Counties Leasing Trust, LOC-U.S. Bank N.A., 0.230%, 7/1/09 (a)	8,215,000
8,000,000	Fulton County, KY, United Healthcare Hospital Co., LOC-Wachovia Bank,
	1.020%, 7/1/09 (a)	8,000,000
10,680,000	Georgetown, KY, Industrial Building Revenue, Refunding, Georgetown
	College Project, LOC-Fifth Third Bank, 3.500%, 7/3/09 (a)	10,680,000
	Kentucky Economic Development Finance Authority, Hospital Facilities
	Revenue, Baptist Healthcare System, LOC-Branch Banking & Trust:
7,655,000	0.280%, 7/1/09 (a)	7,655,000
9,000,000	0.240%, 7/2/09 (a)	9,000,000
	Kentucky Housing Corp., Housing Revenue:
9,800,000	0.300%, 7/1/09 (a)(b)	9,800,000
2,000,000	SPA-Kentucky Housing Corp., 0.300%, 7/1/09 (a)(b)	2,000,000
5,000,000	Trimble County, KY, Association of Counties Leasing Trust, Lease Program
	Revenue, LOC-U.S. Bank N.A., 0.180%, 7/1/09 (a)	5,000,000
22,185,000	Williamsburg, KY, Educational Building Revenue, Refunding &
	Improvement Cumberland Project, LOC-Fifth Third Bank, 3.500%, 7/3/09 (a)(c)	22,185,000
	Total Kentucky	90,270,000
Louisiana— 0.4%
11,520,000	Louisiana Local Government Environmental Facilities & CDA Revenue,
	Refunding, Healthcare Facilities Baton, LOC-LaSalle Bank, 0.380%, 7/2/09 (a)	11,520,000
	Louisiana PFA Hospital Revenue:
7,500,000	Franciscan Missionaries of our Lady Health System Inc., LOC-JPMorgan
	Chase, 0.230%, 7/1/09 (a)	7,500,000

See Notes to Schedule of Investments.

8

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face
Amount	Security	Value

Louisiana — 0.4% (continued)
$14,300,000	Franciscan Missionaries, LOC-Allied Irish Banks PLC, 0.310%, 7/2/09 (a)	$14,300,000
	Total Louisiana	33,320,000
Maine — 0.1%
5,900,000	Maine Health & Higher EFA Revenue, LOC-KBC Bank, 0.450%, 7/2/09 (a)	5,900,000
Maryland — 3.8%
	Baltimore County, MD:
3,020,000	EDR, Republic Services Inc. Project, LOC-Bank of America N.A., 0.550%, 7/2/09 (a)(b)	3,020,000
	TECP, LOC-BNP Paribas:
27,200,000	0.450% due 8/4/09	27,200,000
49,100,000	0.450% due 8/18/09	49,100,000
13,900,000	John Hopkins University Revenue, TECP, 0.400% due 11/16/09	13,900,000
2,000,000	Maryland State Community Development Administration Department of
	Housing & Community Development, Residential, SPA-Lloyds TSB Bank
	PLC, 0.360%, 7/2/09 (a)(b)	2,000,000
	Maryland State Economic Development Corp.:
	EDR:
1,665,000	Academy of Sciences Project, LOC-Bank of America N.A., 0.320%, 7/2/09 (a)	1,665,000
2,700,000	U.S. Pharmacopeial Convention Inc., LOC-Bank of America N.A.,
	0.320%, 7/1/09 (a)	2,700,000
5,335,000	Revenue, Your Public Radio Corp. Project, LOC-PNC Bank, 0.300%, 7/3/09 (a)	5,335,000
	Maryland State Health & Higher EFA Revenue:
8,100,000	Archdiocese Baltimore Schools, LOC-PNC Bank N.A., 0.300%, 7/3/09 (a)	8,100,000
8,000,000	Frederick Memorial Hospital, LOC-Branch Banking & Trust, 0.290%, 7/1/09 (a)	8,000,000
2,625,000	Gaudenzia Foundation, LOC-PNC Bank, 0.300%, 7/3/09 (a)	2,625,000
	John Hopkins University Revenue, TECP:
21,216,000	0.600% due 8/10/09	21,216,000
7,613,000	0.600% due 8/11/09	7,613,000
22,765,000	0.400% due 9/8/09	22,765,000
6,988,000	0.350% due 10/8/09	6,988,000
5,000,000	University of Maryland Medical System, LOC-PNC Bank N.A., 0.300%, 7/3/09 (a)	5,000,000
2,565,000	Maryland State Stadium Authority Lease Revenue, Refunding-Baltimore
	Convention, SPA-Bank of New York, 0.300%, 7/2/09 (a)	2,565,000
	Maryland State Stadium Authority Sports Facilities Lease SPA-Dexia Credit Local,:
36,340,000	1.500%, 7/1/09 (a)(b)	36,340,000
6,700,000	Revenue, Refunding, Football Stadium, 0.600%, 7/2/09 (a)	6,700,000
	Montgomery County, MD:
5,000,000	GO, BAN, Public Improvement, SPA-Dexia Credit Local, 0.180%, 7/1/09 (a)	5,000,000
8,250,000	Housing Opportunities Commission Revenue, FHA, 2.000% due 1/1/10	8,289,484
14,425,000	Housing Opportunities Commission, Multi-Family Revenue, Housing
	Development, GNMA, FNMA, FHLMC, FHA, SPA-PNC Bank,
	0.300%, 7/2/09 (a)	14,425,000
13,900,000	Prince Georges County, MD, MFH, Allentowne Apartments Project, LOC-
	Wachovia Bank, 0.390%, 7/2/09 (a)(b)	13,900,000
10,000,000	Washington Suburban Sanitation District, MD, GO, BAN, SPA-Landesbank
	Hessen-Thuringen, 0.370%, 7/1/09 (a)	10,000,000

See Notes to Schedule of Investments.

9

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face
Amount	Security	Value

Maryland — 3.8% (continued)
$4,900,000	Wicomico County, MD, EDR, Harvard Custom Manufacturing Inc. Project,
	LOC-Bank of America N.A., 0.550%, 7/2/09 (a)(b)	$4,900,000
	Total Maryland	289,346,484
Massachusetts — 5.9%
10,000,000	Boston, MA, Water & Sewer, TECP, LOC-Bank of America N.A., 0.700% due 10/5/09	10,000,000
10,750,000	Massachusetts Bay Transportation Authority, TECP, LOC-Fortis Bank,
	1.350% due 7/23/09	10,750,000
	Massachusetts Health & Education University Revenue, TECP, Harvard
	University:
24,000,000	0.400% due 8/17/09	24,000,000
20,535,000	0.400% due 10/13/09	20,535,000
45,000,000	0.400% due 11/23/09	45,000,000
9,000,000	0.350% due 2/17/10	9,000,000
32,855,000	0.450% due 2/17/10	32,855,000
	Massachusetts School Building Authority, TECP, LOC-Bank of Nova Scotia:
45,500,000	0.570% due 8/10/09	45,500,000
20,000,000	0.370% due 9/8/09	20,000,000
38,500,000	0.370% due 9/10/09	38,500,000
28,000,000	0.320% due 10/7/09	28,000,000
	Massachusetts State DFA Revenue:
5,000,000	Clark University, LOC-TD Banknorth N.A., 0.200%, 7/1/09 (a)	5,000,000
400,000	College of the Holy Cross, LOC-Bank of America N.A., 0.270%, 7/1/09 (a)(c)	400,000
35,000,000	Harvard University, 0.100%, 7/2/09 (a)	35,000,000
4,100,000	Notre Dame Health Care Center, LOC-KBC Bank NV, 0.400%, 7/2/09 (a)	4,100,000
5,842,000	Smith College, 0.100%, 7/2/09 (a)	5,842,000
4,000,000	St. Mark’s School, LOC-Bank of America N.A., 0.300%, 7/2/09 (a)	4,000,000
3,405,000	Wentworth Institute of Technology, LOC-JPMorgan Chase, 0.300%, 7/2/09 (a)	3,405,000
	Massachusetts State HEFA:
13,100,000	Partners Healthcare, SPA-Bank One N.A., 0.180%, 7/2/09 (a)	13,100,000
2,040,000	Wellesley College, Issue E, 0.170%, 7/1/09 (a)	2,040,000
	Massachusetts State HEFA Revenue:
300,000	Bentley College, LOC-JP Morgan Chase Bank, 0.200%, 7/1/09 (a)	300,000
170,000	Capital Asset Program, LOC-Bank of America, 0.300%, 7/2/09 (a)	170,000
2,400,000	Northeastern University, LOC-JPMorgan Chase, 0.150%, 7/1/09 (a)	2,400,000
	Partners Healthcare Systems:
19,400,000	0.150%, 7/1/09 (a)	19,400,000
2,300,000	SPA-JPMorgan Chase, 0.170%, 7/2/09 (a)	2,300,000
14,210,000	Refunding, Wellesley College, 0.150%, 7/1/09 (a)	14,210,000
	Suffolk University:
7,750,000	LOC-JPMorgan Chase, 0.300%, 7/2/09 (a)	7,750,000
1,000,000	LOC-TD Bank N.A., 0.260%, 7/2/09 (a)	1,000,000
2,900,000	Wellesley College, 0.150%, 7/1/09 (a)	2,900,000
	Williams College:
6,250,000	0.170%, 7/1/09 (a)	6,250,000
6,000	0.120%, 7/2/09 (a)	6,000
3,285,000	Massachusetts State Housing Finance Agency Revenue, LOC-Lloyds TSB
	Bank PLC, 0.320%, 7/2/09 (a)(b)	3,285,000
1,860,000	Massachusetts State Water Resources Authority, Multi-Modal, Subordinated,
	Refunding, LOC-Landesbank Hessen-Thuringen, 0.350%, 7/1/09 (a)	1,860,000
	Massachusetts State:
90,000	DFA, Revenue, Brooksby Village Inc. Project, LOC-LaSalle Bank N.A.,
	0.250%, 7/2/09 (a)	90,000

See Notes to Schedule of Investments.

10

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face
Amount	Security	Value

Massachusetts — 5.9% (continued)
	GO:
$1,400,000	Central Artery, SPA-State Street Bank & Trust Co., 0.300%, 7/1/09 (a)	$1,400,000
19,800,000	Consolidated Loan, SPA-Dexia Credit Local, 1.500%, 7/1/09 (a)	19,800,000
10,100,000	Refunding, SPA-Landesbank Hessen-Thuringen, 0.270%, 7/2/09 (a)	10,100,000
100,000	SPA-Landesbank Hessen-Thuringen, 0.330%, 7/2/09 (a)	100,000
	Total Massachusetts	450,348,000
Michigan — 1.3%
11,685,000	Kalamazoo, MI, Hospital Finance Authority, Hospital Facility Revenue,
	Bronson Methodist, LOC-JPMorgan Chase, 0.300%, 7/1/09 (a)	11,685,000
100,000	Michigan Higher Education Facilities Authority, Refunding Ltd. Obligation
	University Detroit, 0.230%, 7/1/09 (a)	100,000
13,600,000	Michigan Higher EFA, Refunding, Limited Obligation Calvin, LOC-
	JPMorgan Chase, 0.340%, 7/3/09 (a)	13,600,000
610,000	Michigan State HDA, FSA, LIQ-Dexia Credit Local, 1.400%, 7/1/09 (a)(b)	610,000
6,515,000	Michigan State Hospital Finance Authority Revenue, Ltd. Obligation
	Radiation, LOC-Fifth Third Bank, 3.500%, 7/3/09 (a)	6,515,000
17,400,000	Michigan State Housing Development Authority, SPA-Barclays Bank PLC,
	0.300%, 7/1/09 (a)	17,400,000
5,900,000	Michigan State Housing Development Authority Ltd. Obligation Revenue, Jas
	Nonprofit Housing Corp. VI, LOC-Bank One Michigan, 0.350%, 7/2/09 (a)	5,900,000
5,155,000	Michigan State Strategic Fund, Limited Obligation Revenue, Transnav
	Technologies Inc., LOC-LaSalle Bank Midwest, 0.570%, 7/2/09 (a)(b)	5,155,000
2,870,000	Michigan State University Revenue, SPA-Landesbank Hessen-Thuringen,
	0.250%, 7/1/09 (a)	2,870,000
3,200,000	Oakland County, MI, Economic Development Corp., Limited Obligation
	Revenue, Detroit Skating Club Inc., LOC-Fifth Third Bank, 3.500%, 7/3/09 (a)	3,200,000
5,300,000	Oakland University Revenue, MI, LOC-Allied Irish Bank PLC, 0.800%, 7/1/09 (a)	5,300,000
	University of Michigan:
4,230,000	Hospital, 0.250%, 7/2/09 (a)	4,230,000
3,100,000	University Revenues, Medical Services Plan, 0.200%, 7/1/09 (a)	3,100,000
	University of Michigan Revenue:
5,600,000	0.190%, 7/1/09 (a)	5,600,000
6,900,000	Hospital, 0.170%, 7/2/09 (a)	6,900,000
10,900,000	Refunding, Hospital, 0.280%, 7/1/09 (a)	10,900,000
	Total Michigan	103,065,000
Minnesota — 1.6%
	Minnesota State Housing Finance Agency:
	Residential Housing Finance, SPA-Lloyds TSB Bank PLC:
43,035,000	0.390%, 7/2/09 (a)(b)	43,035,000
1,940,000	0.390%, 7/2/09 (a)(b)	1,940,000
	Residential Housing:
27,905,000	GO of Agency, SPA-Lloyds TSB Bank PLC, 0.360%, 7/2/09 (a)(b)	27,905,000
6,655,000	SPA-Lloyds TSB Bank, 0.390%, 7/2/09 (a)(b)	6,655,000
	SPA-Lloyds TSB Bank PLC:
5,900,000	0.390%, 7/2/09 (a)(b)	5,900,000
3,200,000	0.390%, 7/2/09 (a)(b)	3,200,000
16,285,000	SPA-State Street Bank & Trust Co., 0.390%, 7/2/09 (a)(b)	16,285,000
6,250,000	Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, SPA-Northern
	Trust Co., 0.150%, 7/1/09 (a)	6,250,000
	St. Cloud, MN, Health Care Revenue, Centracare Health Systems:
400,000	SPA-Bank of Nova Scotia, 0.400%, 7/2/09 (a)	400,000

See Notes to Schedule of Investments.

11

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face
Amount	Security	Value

Minnesota — 1.6% (continued)
$7,780,000	SPA-JPMorgan Chase, 0.380%, 7/2/09 (a)	$7,780,000
	Total Minnesota	119,350,000
Mississippi — 1.3%
800,000	Mississippi Business Finance Corp., IDR, Central Mississippi Banking Co.
	LLP, LOC-Bank of America N.A., 0.550%, 7/2/09 (a)(b)	800,000
68,500,000	Mississippi Development Bank, Special Obligation, Harrison, FSA, SPA-
	Dexia Credit Local, 1.000%, 7/2/09 (a)	68,500,000
	Mississippi Medical Center Educational Building Corp. Revenue:
13,965,000	Adult Hospital Project, SPA-KBC Bank N.V., 0.250%, 7/1/09 (a)	13,965,000
14,300,000	University of Mississippi Medical Center, SPA-KBC Bank N.V., 0.230%, 7/1/09 (a)	14,300,000
	Total Mississippi	97,565,000
Missouri — 0.7%
6,800,000	Florissant, MO, IDA, Revenue, Retirement Housing Foundation, LOC-KBC
	Bank NV, 0.300%, 7/2/09 (a)	6,800,000
5,450,000	Kansas City, MO, IDA, Revenue, Ewing Marion Kauffman, 0.270%, 7/1/09 (a)	5,450,000
	Missouri State HEFA Revenue:
17,100,000	BJC Health Systems, SPA-Bank of Nova Scotia & JPMorgan Chase,
	0.180%, 7/1/09 (a)	17,100,000
540,000	St. Francis Medical Center, LOC-Bank of America N.A., 0.300%, 7/1/09 (a)	540,000
400,000	St. Louis University, LOC-Wells Fargo Bank N.A., 0.180%, 7/1/09 (a)	400,000
5,880,000	Washington University, SPA-Dexia Credit Local, 0.300%, 7/1/09 (a)	5,880,000
	Missouri State HEFA, Educational Facilities Revenue:
3,400,000	St. Louis Priory School Project, LOC-U.S. Bank N.A., 0.300%, 7/2/09 (a)	3,400,000
14,200,000	Washington University, SPA-JPMorgan Chase, 0.270%, 7/1/09 (a)	14,200,000
1,200,000	Missouri State Highways & Transit Commission, State Road Revenue, Multi-
	Modal, Third Lien, LOC-State Street Bank & Trust, 0.180%, 7/1/09 (a)	1,200,000
100,000	University of Missouri, University Revenues, System Facilities, 0.180%, 7/1/09 (a)	100,000
	Total Missouri	55,070,000
Montana — 0.0%
995,000	Montana State Board of Regents, Higher Education Revenue, Montana State
	University Facilities Improvement, LOC-Wachovia Bank N.A., 0.320%, 7/1/09 (a)	995,000

Nebraska — 1.0%
22,500,000	Nebraska Educational Finance Authority Revenue, Creighton University
	Projects, LOC-JPMorgan Chase, 0.180%, 7/1/09 (a)	22,500,000
10,000,000	Nebraska Investment Finance Authority, Multi-Family Revenue, Housing
	Irvington Heights, LOC-Citibank N.A., 0.380%, 7/2/09 (a)(b)	10,000,000
	Nebraska Public Power District, TECP, LOC-Bank of Nova Scotia:
31,300,000	0.620% due 8/11/09	31,300,000
10,000,000	0.350% due 9/10/09	10,000,000
	Total Nebraska	73,800,000
Nevada — 3.1%
	Carson City, NV, Hospital Revenue:
9,100,000	Carson Tahoe Regional Medical Center, LOC-U.S. Bank, 0.300%, 7/2/09 (a)	9,100,000
29,275,000	Tahoe Hospital Project, LOC-U.S. Bank, 0.300%, 7/2/09 (a)	29,275,000
8,735,000	Clark County School District, FSA, SPA-State Street Bank & Trust Co.,
	0.280%, 7/1/09 (a)	8,735,000
	Clark County, NV:
	Airport Revenue, FSA, SPA-Dexia Credit Local:

See Notes to Schedule of Investments.

12

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face
Amount	Security	Value

Nevada — 3.1% (continued)
$39,000,000	0.900%, 7/1/09 (a)(b)	$39,000,000
20,000,000	1.150%, 7/1/09 (a)(b)	20,000,000
	TECP:
	LOC-Bank of America N.A.:
7,000,000	0.400% due 8/20/09	7,000,000
21,000,000	0.350% due 9/9/09	21,000,000
21,000,000	0.400% due 10/15/09	21,000,000
15,000,000	LOC-BNP Paribas, 0.450% due 7/7/09	15,000,000
21,000,000	Director State of Nevada, Department of Business & Industry PCR, Barrick
	Goldstrike Mines, LOC- Royal Bank of Canada, 0.300%, 7/1/09 (a)(b)	21,000,000
	Las Vegas Valley, NV, Water District:
2,920,000	GO, Water Improvement, SPA-Dexia Credit Local, 0.700%, 7/1/09 (a)	2,920,000
1,300,000	Water Improvement, SPA-Dexia Credit Local, 0.700%, 7/1/09 (a)	1,300,000
5,700,000	Nevada Housing Division, Multi-Family Unit Housing, Mesquite Apartments
	B, 0.500%, 7/1/09 (a)(b)	5,700,000
3,200,000	Nevada Housing Division, Single Family Mortgage Revenue, GNMA,
	FNMA, FHLMC, SPA-JPMorgan Chase, 0.500%, 7/1/09 (a)(b)	3,200,000
	Truckee Meadows, NV, Water Authority, TECP, LOC-Lloyds TSB Bank:
12,157,000	0.500% due 8/13/09	12,157,000
12,750,000	0.370% due 12/1/09	12,750,000
5,950,000	0.370% due 12/8/09	5,950,000
	Total Nevada	235,087,000
New Hampshire — 0.8%
	New Hampshire HEFA Revenue:
20,000,000	Dartmouth Hitchcock Clinic, FSA, SPA-Dexia Credit Local & JPMorgan
	Chase, 1.500%, 7/2/09 (a)	20,000,000
25,000,000	Phillips Exeter Academy, SPA-JPMorgan Chase, 0.250%, 7/2/09 (a)	25,000,000
14,000,000	New Hampshire State Business Finance Authority, Lonza Biologies Inc.
	Project, LOC-Landesbank Hessen-Thuringen, 0.480%, 7/2/09 (a)(b)	14,000,000
	Total New Hampshire	59,000,000
New Jersey — 1.3%
30,200,000	Burlington County, NJ, GO, BAN, 2.000% due 12/23/09	30,325,993
9,000,000	Delaware River Port Authority of Pennsylvania & New Jersey, Revenue,
	LOC-TD Bank N.A., 0.160%, 7/2/09 (a)	9,000,000
40,000,000	Essex County, NJ, GO, 1.150% due 8/26/09	40,047,040
6,900,000	Hudson County, NJ, Improvement Authority Parking Revenue, Harrison
	Parking Facilities Project, 2.000% due 7/1/09	6,900,000
100,000	Mercer County, NJ, Improvement Authority Revenue, Atlantic Foundation
	Project, LOC-Bank of America N.A., 0.250%, 7/1/09 (a)	100,000
100,000	New Jersey EDA Revenue, School Facilities Construction, LOC-Dexia Credit
	Local, 0.750%, 7/1/09 (a)	100,000
290,000	New Jersey EDA, School Revenue, Facilities Construction Subordinated,
	LOC-Bank of Nova Scotia, Lloyds TSB Bank PLC, 0.280%, 7/1/09 (a)	290,000
	New Jersey Health Care Facilities Financing Authority Revenue:
375,000	LOC-Wachovia Bank N.A., 0.250%, 7/2/09 (a)	375,000
7,000,000	Virtua Health Inc., LOC-TD Bank N.A., 0.160%, 7/2/09 (a)	7,000,000
8,100,000	New Jersey State Turnpike Authority Revenue, FSA, SPA-Dexia Credit
	Local, 1.000%, 7/1/09 (a)	8,100,000
210,000	Union County, NJ, Industrial, Revenue PCFA,
	Refunding Exxon Mobil Corp., 0.100%, 7/1/09 (a)	210,000
	Total New Jersey	102,448,033
New Mexico — 0.2%
	New Mexico Finance Authority, State Transportation Revenue:
7,700,000	LOC-State Street Bank & Trust Co., 0.300%, 7/2/09 (a)	7,700,000

See Notes to Schedule of Investments.

13

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face
Amount	Security	Value

New Mexico — 0.2% (continued)
$12,000,000	LOC-UBS AG, 0.250%, 7/2/09 (a)	$12,000,000
	Total New Mexico	19,700,000
New York — 4.6%
1,100,000	Monroe County, NY, IDA Revenue, Margaret Woodbury Strong, LOC-
	JPMorgan Chase, 0.250%, 7/2/09 (a)	1,100,000
	MTA, NY, Revenue:
60,000,000	TECP, LOC-ABN AMRO Bank N.V., 0.350% due 7/2/09	60,000,000
15,500,000	Transportation, LOC-Landesbank Hessen-Thuringen, 0.320%, 7/1/09 (a)	15,500,000
	New York City, NY, HDC:
3,800,000	MFH Revenue, LIQ-Dexia Credit Local, 0.700%, 7/1/09 (a)(b)	3,800,000
13,300,000	Mortgage Revenue, Queens Family Courthouse Apartment, LOC-
	Citibank N.A., 0.380%, 7/1/09 (a)(b)	13,300,000
	New York City, NY:
	GO:
1,800,000	LOC-Allied Irish Bank PLC, 0.180%, 7/1/09 (a)	1,800,000
300,000	LOC-JPMorgan Chase, 0.180%, 7/1/09 (a)	300,000
24,550,000	LOC-Royal Bank of Scotland, 0.300%, 7/2/09 (a)	24,550,000
20,195,000	SPA-Bank of America N.A., 0.280%, 7/1/09 (a)	20,195,000
2,300,000	SPA-Landesbank Hessen-Thuringen, 0.180%, 7/1/09 (a)	2,300,000
7,400,000	SPA-Wachovia Bank N.A., 0.270%, 7/1/09 (a)	7,400,000
	Subordinated:
	LOC-Bank of New York:
6,500,000	0.200%, 7/1/09 (a)	6,500,000
7,400,000	0.210%, 7/1/09 (a)	7,400,000
6,595,000	LOC-Bank of Nova Scotia, 0.200%, 7/1/09 (a)	6,595,000
1,100,000	LOC-JPMorgan Chase, 0.180%, 7/1/09 (a)	1,100,000
13,100,000	NATL, SPA-Wachovia Bank N.A., 0.270%, 7/1/09 (a)	13,100,000
1,000,000	LOC-Bank of New York, 0.180%, 7/1/09 (a)	1,000,000
	MFA Water & Sewer System Revenue:
	Second General Resolution:
14,500,000	Fiscal 2008, SPA-Fortis Bank SA, 0.200%, 7/1/09 (a)	14,500,000
1,100,000	SPA-Bank of Nova Scotia, 0.280%, 7/1/09 (a)	1,100,000
14,750,000	SPA-Fortis Bank S.A., 0.270%, 7/1/09 (a)	14,750,000
	Municipal Water Finance Authority, Water & Sewer System Revenue:
	SPA-Bank of America N.A.:
4,000,000	0.270%, 7/1/09 (a)	4,000,000
10,000,000	0.280%, 7/1/09 (a)	10,000,000
20,300,000	SPA-Landesbank Hessen-Thuringen, 0.300%, 7/1/09 (a)	20,300,000
2,000,000	SPA-Lloyds TSB Bank PLC, 0.180%, 7/1/09 (a)	2,000,000
20,000,000	Municipal Water Finance Authority, TECP, 0.500% due 9/2/09	20,000,000
	TFA:
	Future Tax Secured:
13,250,000	C5, SPA-Citibank N.A., 0.270%, 7/1/09 (a)	13,250,000
4,550,000	Revenue, SPA-Dexia Credit Local, 0.750%, 7/1/09 (a)	4,550,000
	New York City Recovery Project Revenue, Subordinated:
2,400,000	LIQ-Dexia Credit Local, 0.180%, 7/1/09 (a)	2,400,000
2,200,000	LIQ-Landesbank Hessen-Thuringen, 0.180%, 7/1/09 (a)	2,200,000
1,800,000	Revenue, Subordinated, LIQ-Lloyds TSB Bank, 0.170%, 7/1/09 (a)	1,800,000
	New York State Dormitory Authority Revenue:
60,000	Oxford University Press Inc., LOC-Landesbank Hessen-Thuringen,
	0.250%, 7/1/09 (a)	60,000
	State Supported Debt:
3,400,000	Cornell University, SPA-HSBC Bank USA N.A., 0.180%, 7/2/09 (a)	3,400,000
1,500,000	University of Rochester, LOC-JPMorgan Chase, 0.180%, 7/1/09 (a)	1,500,000

See Notes to Schedule of Investments.

14

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face
Amount	Security	Value

New York — 4.6% (continued)
$4,500,000	New York State Housing Finance Agency, Revenue, 350 West 43rd Street
	Housing, LOC-Landesbank Hessen-Thuringen, 0.370%, 7/1/09 (a)(b)	$4,500,000
	New York, NY, GO:
500,000	FSA, 0.350%, 7/1/09 (a)	500,000
25,000,000	LOC-Landesbank Baden-Wurttemberg, 1.150%, 7/1/09 (a)	25,000,000
21,000,000	Subordinated, LOC-Dexia Credit Local, 0.550%, 7/1/09 (a)	21,000,000
400,000	Suffolk County, NY, Water Authority, BAN, SPA-Bank of Nova Scotia,
	0.150%, 7/1/09 (a)	400,000
	Total New York	353,150,000
North Carolina — 3.1%
	Board of Governors University, NC, TECP:
6,700,000	0.400% due 10/8/09	6,700,000
45,287,000	0.330% due 11/10/09	45,287,000
2,980,000	Charlotte, NC, COP, Governmental Facilities, SPA-Bank of America N.A.,
	0.350%, 7/2/09 (a)	2,980,000
14,610,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System
	Revenue, FSA, SPA-Dexia Credit Local, 1.020%, 7/2/09 (a)	14,610,000
6,105,000	Fayetteville, NC, Public Works Commission Revenue, FSA, SPA-Dexia
	Credit Local, 0.650%, 7/1/09 (a)	6,105,000
5,100,000	Guilford County, NC, GO, SPA-Dexia Credit Local, 1.000%, 7/2/09 (a)	5,100,000
	Mecklenburg County, NC, COP, SPA-Landesbank Hessen-Thuringen:
22,800,000	0.320%, 7/1/09 (a)	22,800,000
1,485,000	0.320%, 7/2/09 (a)	1,485,000
	North Carolina Capital Facilities Finance Agency, Educational Facilities
	Revenue:
2,100,000	Duke School For Children, LOC-Bank of America N.A., 0.320%, 7/2/09 (a)	2,100,000
4,500,000	High Point University Project, LOC-Branch Banking & Trust, 0.290%, 7/2/09 (a)	4,500,000
3,000,000	Summit School Inc. Project, LOC-Branch Banking and Trust, 0.290%, 7/2/09 (a)	3,000,000
1,100,000	North Carolina Educational Facilities Finance Agency Revenue, Roman
	Catholic Diocese, LOC-Wachovia Bank N.A., 0.320%, 7/2/09 (a)	1,100,000
	North Carolina HFA, Home Ownership:
6,600,000	1998 TR-19C, LIQ-Bank of America N.A., 0.320%, 7/1/09 (a)(b)	6,600,000
5,925,000	LIQ-Bank of America N.A., 0.320%, 7/1/09 (a)(b)	5,925,000
25,000,000	North Carolina Medical Care Community, Health Care Facilities Revenue,
	Blue Ridge Healthcare Systems Inc., LOC-Wachovia Bank N.A., 0.320%, 7/1/09 (a)	25,000,000
	North Carolina State Education Assistance Authority Revenue:
16,400,000	LOC-Branch Banking & Trust, 0.380%, 7/2/09 (a)(b)	16,400,000
23,000,000	LOC-Royal Bank of Canada, 0.380%, 7/2/09 (a)(b)	23,000,000
	Piedmont, NC, Triad Airport Authority, Revenue:
4,340,000	LOC-Branch Banking & Trust, 0.320%, 7/2/09 (a)	4,340,000
5,330,000	Refunding, LOC-Branch Banking & Trust, 0.550%, 7/2/09 (a)(b)	5,330,000
19,650,000	Raleigh Durham, NC, Airport Authority Airport Revenue, SPA-Bank of
	America N.A., 0.550%, 7/2/09 (a)(b)	19,650,000
2,400,000	Richmond County, NC, Industrial Facilities & PCFA Revenue, Ritz Craft
	Corp. Inc. Facility, LOC-PNC Bank N.A., 0.550%, 7/3/09 (a)(b)	2,400,000
13,470,000	Union County, NC, GO, SPA-Depfa Bank PLC, 0.220%, 7/2/09 (a)	13,470,000
3,310,000	Wake County, NC, GO, SPA-Landesbank Hessen-Thuringen, 0.280%, 7/2/09 (a)	3,310,000
	Total North Carolina	241,192,000

See Notes to Schedule of Investments.

15

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face
Amount	Security	Value

North Dakota — 0.1%
$6,700,000	North Dakota State Housing Finance Agency Revenue, Housing Finance
	Program, Home Mortgage Finance, SPA-KBC Bank, 0.370%, 7/1/09 (a)(b)	$6,700,000
Ohio — 3.6%
5,000,000	Allen County, OH, Hospital Facilities Revenue, Catholic Healthcare, LOC-
	Wachovia Bank N.A., 0.300%, 7/1/09 (a)	5,000,000
5,000,000	Cleveland-Cuyahoga County, OH, Cleveland Museum of Art Project, SPA-
	JPMorgan Chase, 0.300%, 7/2/09 (a)	5,000,000
	Columbus, OH:
1,200,000	GO, Sanitary Sewer Adjustable Rate Unlimited Tax Bonds, 0.170%, 7/2/09 (a)	1,200,000
5,500,000	Regional Airport Authority Revenue, TECP, LOC-Calyon Bank, 0.450%
	due 8/4/09	5,500,000
1,200,000	County of Montgomery, OH, Revenue, Catholic Health Initiatives, SPA-Bank
	of New York, 0.200%, 7/1/09 (a)	1,200,000
5,500,000	Franklin County, OH, Hospital Revenue, Holy Cross Health Systems,
	0.180%, 7/2/09 (a)	5,500,000
10,000,000	Hamilton County, OH, Hospital Facilities Revenue, Childrens Hospital
	Medical Center, 0.320%, 7/2/09 (a)	10,000,000
	Montgomery County, OH:
525,000	Hospital Revenue, Kettering Health, FSA, SPA-Dexia Credit Local,
	1.200%, 7/1/09 (a)	525,000
49,375,000	TECP, LOC-Dexia Credit Local, 1.330% due 7/13/09	49,375,000
48,175,000	Ohio Housing Finance Agency, Mortgage Revenue, Residential Mortgage,
	GNMA/FNMA, SPA-KBC Bank N.V., 0.250%, 7/1/09 (a)(b)	48,175,000
6,770,000	Ohio State Higher Educational Facilities, Marietta College Project, LOC-
	JPMorgan Chase, 0.310%, 7/2/09 (a)	6,770,000
3,400,000	Ohio State Higher Educational Facility Commission Revenue, Kenyon
	College Project, LOC-Northern Trust Co., 0.180%, 7/1/09 (a)	3,400,000
17,405,000	Ohio State Housing Finance Agency, Residential Mortgage Revenue,
	Mortgage Backed Securities, GNMA, FNMA, SPA-State Street Bank &
	Trust Co., 0.250%, 7/1/09 (a)(b)	17,405,000
	Ohio State University:
	General Receipts:
335,000	0.170%, 7/1/09 (a)	335,000
34,500,000	0.130%, 7/1/09 (a)	34,500,000
12,090,000	2.000% due 12/1/09	12,169,901
	TECP:
20,000,000	0.200% due 7/7/09	20,000,000
7,070,000	0.300% due 9/9/09	7,070,000
1,800,000	Ohio State Water Nuclear Development Authority, PCR, Refunding,
	Firstenergy Nuclear Project, LOC-Wachovia Bank, 0.320%, 7/1/09 (a)	1,800,000
7,000,000	Ohio State, Air Quality Development Authority Revenue, Pollution Control,
	LOC-Barclays Bank PLC, 0.310%, 7/2/09 (a)(b)	7,000,000
	Ohio State, GO:
	Common Schools:
19,710,000	0.200%, 7/1/09 (a)	19,710,000
4,300,000	0.220%, 7/1/09 (a)	4,300,000
2,100,000	Refunding, 0.220%, 7/1/09 (a)	2,100,000
7,005,000	Refunding, Infrastructure Improvement, 0.220%, 7/1/09 (a)	7,005,000
	Total Ohio	275,039,901
Oklahoma — 0.8%
	Oklahoma Development Finance Authority, Health System Revenue:
9,220,000	Integris Baptist Medical Center, SPA-JPMorgan Chase, 0.300%, 7/2/09 (a)	9,220,000

See Notes to Schedule of Investments.

16

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face
Amount	Security	Value

Oklahoma — 0.8% (continued)
$16,475,000	TECP, Assured Guaranty, Integris Baptist Medical Center, 0.350% due
	8/11/09	$16,475,000
	Oklahoma State Turnpike Authority Revenue:
18,000,000	SPA-JPMorgan Chase, 0.180%, 7/1/09 (a)	18,000,000
11,100,000	SPA-Lloyds TSB Bank PLC, 0.230%, 7/1/09 (a)	11,100,000
6,375,000	Tulsa, OK, Airport Improvement Trust General Revenue, Tulsa International
	Airport, LOC-JPMorgan Chase, 0.500%, 7/2/09 (a)(b)	6,375,000
	Total Oklahoma	61,170,000
Oregon — 2.0%
20,000,000	Clackamas County, OR, Hospital Facility Authority, TECP, Providence
	Health System, 0.400% due 7/22/09	20,000,000
7,850,000	Gilliam County, OR, Solid Waste Disposal Revenue, Waste Management Inc.
	Project, LOC-JPMorgan Chase, 0.400%, 7/2/09 (a)(b)	7,850,000
7,000,000	Oregon Health & Sciences University Revenue, LOC-U.S. Bank N.A.,
	0.200%, 7/2/09 (a)	7,000,000
	Oregon State Department of Transportation Highway User Tax Revenue,
	Subordinated Lien:
1,600,000	LIQ-Dexia Credit Local, 0.750%, 7/2/09 (a)	1,600,000
1,400,000	SPA-Dexia Credit Local, 0.750%, 7/2/09 (a)	1,400,000
5,800,000	Oregon State Facilities Authority Multi-Family Revenue, Vintage at Bend
	Apartments LP, FNMA, LIQ-FNMA, 0.400%, 7/2/09 (a)(b)	5,800,000
	Oregon State Facilities Authority Revenue:
2,100,000	Episcopal School Projects, LOC-U.S. Bank, 0.300%, 7/2/09 (a)	2,100,000
20,610,000	Reed College Projects, SPA-Wells Fargo Bank N.A., 0.340%, 7/2/09 (a)	20,610,000
	Oregon State GO, Veterans Welfare, SPA-Dexia Credit Local:
10,175,000	0.180%, 7/1/09 (a)	10,175,000
7,120,000	0.180%, 7/1/09 (a)	7,120,000
1,200,000	0.180%, 7/1/09 (a)(b)	1,200,000
500,000	0.650%, 7/1/09 (a)	500,000
	Oregon State Housing & Community Services:
	Revenue:
7,600,000	Redwood Park Apartments, FNMA-Collateralized, LIQ-FNMA,
	0.400%, 7/2/09 (a)(b)	7,600,000
	Single-Family Housing, SPA-State Street Bank & Trust Co.:
5,000,000	0.400%, 7/1/09 (a)(b)	5,000,000
5,000,000	0.350%, 7/2/09 (a)(b)	5,000,000
10,500,000	Single-Family Mortgage, SPA-State Street Bank & Trust Co., 0.400%, 7/1/09 (a)(b)	10,500,000
41,000,000	Port of Portland, OR, Special Obligation Revenue, Refunding, Portland Bulk
	Terminal, LOC-Canadian Imperial Bank, 0.280%, 7/2/09 (a)(b)	41,000,000
	Total Oregon	154,455,000
Pennsylvania — 6.7%
	Allegheny County, PA:
	Higher Education Building Authority, University Revenue, Carnegie
	Mellon University:
3,500,000	SPA-Bank of New York, 0.180%, 7/1/09 (a)	3,500,000
1,600,000	SPA-Landesbank Hessen-Thuringen, 0.180%, 7/1/09 (a)	1,600,000
4,250,000	IDA, Little Sisters of the Poor Project, LOC-PNC Bank N.A., 0.300%, 7/2/09 (a)	4,250,000
9,300,000	IDA, Revenue, Education Center Watson, LOC-PNC Bank N.A.,
	0.300%, 7/2/09 (a)	9,300,000
	Beaver County, PA, IDA, PCR:
4,665,000	FirstEnergy Nuclear Generation Corp., LOC-Citibank N.A., 0.320%, 7/1/09 (a)	4,665,000
9,200,000	Revenue, FirstEnergy, LOC-Barclays Bank PLC, 0.350%, 7/1/09 (a)	9,200,000

See Notes to Schedule of Investments.

17

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face
Amount	Security	Value

Pennsylvania — 6.7% (continued)
$4,500,000	Butler County, PA, Hospital Authority Revenue, Butler Health System Inc.
	Project, LOC-Branch Banking & Trust, 0.240%, 7/2/09 (a)	$4,500,000
4,485,000	Chester County, PA, HEFA Revenue, Barclay Friends Project, LOC-
	Wachovia Bank N.A., 0.470%, 7/1/09 (a)	4,485,000
18,865,000	Cumberland County, PA, Municipal Authority Revenue, Refunding, Asbury
	Obligated Group, LOC-KBC Bank N.V., 0.300%, 7/2/09 (a)	18,865,000
	Delaware County, PA:
13,505,000	Authority Revenue, Elwyn Inc. Project, LOC-Wachovia Bank N.A.,
	0.320%, 7/1/09 (a)	13,505,000
200,000	IDA, PCR, BP Exploration & Oil Inc. Project, 0.180%, 7/1/09 (a)	200,000
7,395,000	Erie, PA, Water Authority Revenue, FSA, SPA-JPMorgan Chase, 0.800%, 7/2/09 (a)	7,395,000
23,160,000	Fayette County, PA, Hospital Authority, Fayette Regional Health System,
	LOC-PNC Bank N.A., 0.300%, 7/2/09 (a)	23,160,000
	Geisinger Authority, PA:
40,935,000	Health System Revenue, Geisinger Health System, SPA-PNC Bank N.A.,
	0.180%, 7/1/09 (a)	40,935,000
22,500,000	Health Systems, Geisinger Health System Foundation, SPA-Northern
	Trust Co., 0.270%, 7/1/09 (a)	22,500,000
3,150,000	Lampeter-Strasburg, PA, School District, FSA, SPA-Royal Bank of Canada,
	0.850%, 7/2/09 (a)	3,150,000
	Lancaster County, PA, Hospital Authority Revenue:
4,700,000	Lancaster General Hospital, LOC-Bank of America N.A., 0.360%, 7/1/09 (a)	4,700,000
2,500,000	Masonic Homes Project, LOC-JPMorgan Chase, 0.320%, 7/1/09 (a)	2,500,000
4,300,000	Lower Merion, PA, School District, GO, Capital Project, LOC-U.S. Bank
	N.A., 0.230%, 7/2/09 (a)	4,300,000
16,390,000	Manheim Township, PA, School District, GO, FSA, SPA-Royal Bank of
	Canada, 0.850%, 7/2/09 (a)	16,390,000
3,830,000	Middletown, PA, Area School District, FSA, SPA-RBC Centura Bank,
	1.450%, 7/2/09 (a)	3,830,000
	Montgomery County, PA, IDA Revenue:
1,100,000	Friends’ Central School Corp. Project, LOC-Wachovia Bank N.A.,
	0.320%, 7/2/09 (a)	1,100,000
3,700,000	Lasalle College, LOC-PNC Bank N.A., 0.300%, 7/2/09 (a)	3,700,000
17,300,000	New Castle, PA, Area Hospital Authority, Jameson Memorial Hospital, LOC-
	PNC Bank, 0.300%, 7/2/09 (a)	17,300,000
5,725,000	Northeastern, PA, Hospital & Education Authority Revenue, Commonwealth
	Medical College Project, LOC-PNC Bank N.A., 0.270%, 7/2/09 (a)	5,725,000
	Pennsylvania Higher EFA:
9,300,000	AMBAC, LIQ-PNC Bank, 0.300%, 7/2/09 (a)	9,300,000
8,200,000	College & University Revenues, St. Joseph’s University, LOC-Allied
	Irish Bank PLC, 0.480%, 7/1/09 (a)	8,200,000
1,955,000	Pennsylvania Housing Finance Agency, Single-Family Mortgage, SPA-
	Landesbank Hessen, 0.280%, 7/1/09 (a)(b)	1,955,000
9,400,000	Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue,
	Philadelphia Funding Program, FSA, SPA-JPMorgan Chase, 0.500%, 7/2/09 (a)	9,400,000
	Pennsylvania State Turnpike Commission:
30,795,000	Registration Fee Revenue, Refunding, FSA, SPA-JPMorgan Chase,
	0.900%, 7/2/09 (a)	30,795,000
40,450,000	Revenue, FSA, SPA-JPMorgan Chase, 0.700%, 7/2/09 (a)	40,450,000
	Philadelphia, PA:
12,665,000	Airport Revenue, LOC-TD Bank N.A., 0.400%, 7/1/09 (a)(b)	12,665,000
	Authority for IDR:
6,000,000	Newcourtland Elder Services Project, LOC-PNC Bank N.A.,
	0.200%, 7/1/09 (a)	6,000,000

See Notes to Schedule of Investments.

18

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face
Amount	Security	Value

Pennsylvania — 6.7% (continued)
$3,910,000	Revenue, Settlement Music School Project, LOC-Allied Irish Bank
	PLC, 0.950%, 7/2/09 (a)	$3,910,000
16,200,000	Multi Modal Refunding, GO, FSA, SPA-Dexia Credit Local, 3.500%, 7/2/09 (a)	16,200,000
	School District, GO:
800,000	LOC-Bank of America N.A., 0.320%, 7/2/09 (a)	800,000
10,000,000	LOC-Commerce Bank N.A., 0.160%, 7/2/09 (a)	10,000,000
78,290,000	Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, FSA,
	SPA-PNC Bank, 0.700%, 7/2/09 (a)	78,290,000
5,700,000	Saint Mary Hospital Authority Bucks County, Catholic Health, 0.220%, 7/1/09 (a)	5,700,000
9,125,000	South Fork, PA, Municipal Authority Hospital Revenue, Conemaugh Health
	System, LOC-PNC Bank N.A., 0.230%, 7/1/09 (a)	9,125,000
	University of Pittsburgh, PA, TECP, Commonwealth System of Higher
	Education:
14,500,000	0.550% due 7/9/09	14,500,000
8,750,000	0.470% due 8/4/09	8,750,000
7,000,000	Wallingford-Swarthmore, PA, School District, GO, 2.100%, 7/2/09 (a)	7,000,000
4,845,000	Washington County, PA, Authority Revenue, University of Pennsylvania,
	0.170%, 7/2/09 (a)	4,845,000
1,130,000	West Cornwall Township Municipal Authority, PA, General Government
	Loan Program, FSA, SPA-Dexia Credit Local, 2.100%, 7/2/09 (a)	1,130,000
	Total Pennsylvania	509,770,000
Puerto Rico — 1.5%
	Commonwealth of Puerto Rico:
	GO:
1,900,000	FSA, SPA-Dexia Credit Local, 1.900%, 7/2/09 (a)	1,900,000
	Public Improvements:
15,500,000	FSA, SPA-Dexia Bank, 0.770%, 7/2/09 (a)	15,500,000
4,100,000	FSA, SPA-Dexia Credit Local, 0.770%, 7/2/09 (a)	4,100,000
2,100,000	FSA, SPA-JPMorgan Chase, 1.250%, 7/2/09 (a)	2,100,000
51,000,000	Refunding, Public Improvements, FSA, SPA-Dexia Credit Local,
	0.220%, 7/1/09 (a)	51,000,000
40,000,000	TRAN, LOC-Bank of Nova Scotia, 3.000% due 7/30/09	40,042,623
	Total Puerto Rico	114,642,623
Rhode Island — 0.0%
885,000	Rhode Island State IFC, Mathews Realty LLC, LOC-State Street Bank &
	Trust Co., 0.700%, 7/1/09 (a)(b)	885,000
South Carolina — 0.5%
10,000,000	Anderson County, SC, School District No. 1, GO, BAN, 2.750% due 7/31/09	10,009,214
2,200,000	Berkeley County, SC, PCR, Refunding, Amoco Chemical Co. Project,
	0.250%, 7/1/09 (a)	2,200,000
	South Carolina Jobs EDA:
4,800,000	EDR, YMCA of Columbia South Carolina Project, LOC-Bank of
	America N.A., 0.320%, 7/2/09 (a)	4,800,000
5,300,000	Health Sciences Medical University, LOC-Wachovia Bank, 0.470%, 7/2/09 (a)	5,300,000
7,000,000	IDR, South Carolina Electric & Gas Co., LOC-Branch Banking & Trust,
	0.390%, 7/2/09 (a)(b)	7,000,000
	Revenue:
2,400,000	Dorris Properties LLC Project, LOC-Sun Bank N.A., Wells Fargo
	Bank N.A., 0.420%, 7/2/09 (a)(b)	2,400,000

See Notes to Schedule of Investments.

19

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face
Amount	Security	Value

South Carolina — 0.5% (continued)
$5,100,000	Southeastern Fly Ash Co. Inc. Project, LOC-Wachovia Bank N.A.,
	0.420%, 7/2/09 (a)(b)	$5,100,000
	Total South Carolina	36,809,214
South Dakota— 0.8%
	South Dakota Housing Development Authority, Homeownership Mortgage,
	SPA-Landesbank Hessen-Thuringen:
10,000,000	0.230%, 7/1/09 (a)	10,000,000
44,680,000	0.300%, 7/1/09 (a)(b)	44,680,000
7,300,000	0.230%, 7/2/09 (a)	7,300,000
	Total South Dakota	61,980,000
Tennessee—1.4%
5,465,000	Blount County, TN, Public Building Authority, Local Government Public
	Improvement, LOC-Branch Banking & Trust, 0.290%, 7/1/09 (a)	5,465,000
680,000	Chattanooga, TN, Health Educational & Housing Facility Board Revenue,
	Siskin Hospital for Physical Rehabilitation Inc., LOC-Bank of America
	N.A., 0.320%, 7/1/09 (a)	680,000
16,205,000	Clarksville, TN, Public Building Authority Revenue, Pooled Financing,
	Tennessee Municipal Bond Fund, LOC-Bank of America N.A., 0.320%, 7/1/09 (a)	16,205,000
1,200,000	Knox County, TN, Health, Educational & Housing Facilities Board Hospital
	Facility Revenue, Catholic Healthcare, LOC-Landesbank Baden, 3.250%, 7/1/09 (a)	1,200,000
	Metropolitan Government Nashville & Davidson County, TN, Health &
	Educational Facilities Board, Revenue:
11,500,000	MFH, LOC-Citibank N.A., 0.380%, 7/2/09 (a)(b)	11,500,000
2,250,000	Montessori Academy Inc., LOC-Fifth Third Bank, 4.100%, 7/2/09 (a)	2,250,000
	Montgomery County, TN, Public Building Authority:
	Pooled Financing Revenue, Tennessee County Loan Pool, LOC-Bank of
	America:
600,000	0.320%, 7/1/09 (a)	600,000
34,600,000	0.320%, 7/1/09 (a)	34,600,000
19,800,000	0.320%, 7/1/09 (a)	19,800,000
7,000,000	Sevier County, TN, Public Building Authority, Local Government Public
	Improvement, LOC-KBC Bank N.V., 0.350%, 7/1/09 (a)	7,000,000
7,225,000	Shelby County, TN, Health, Educational & Housing Facilities Board
	Revenue, Trezevant Manor Project, LOC-LaSalle Bank N.A., 0.310%, 7/2/09 (a)	7,225,000
	Total Tennessee	106,525,000
Texas — 8.4%
	Dallas, TX, Performing Arts Cultural Facilities Corp. Revenue:
12,300,000	Dallas Center for the Performing Arts Foundation Inc. Project, LOC-
	Bank of America N.A., 0.300%, 7/1/09 (a)	12,300,000
11,225,000	Dallas Center for the Performing Arts Foundation Inc., LOC-JPMorgan
	Chase, 0.180%, 7/1/09 (a)	11,225,000
1,800,000	Gregg County, TX, Health Facilities Development Corp., Hospital Revenue,
	Good Shepherd Hospital Inc., Radian, LOC-JPMorgan Chase, 0.400%, 7/1/09 (a)	1,800,000
8,065,000	Gulf Coast IDA, Marine Term Revenue, BP Amoco Oil Co. Project, 0.600%
	due 12/1/09 (d)	8,065,000
	Gulf Coast Waste Disposal Authority, TX:
9,200,000	BP Amoco Oil Co. Project, 0.850% due 10/1/09 (b)(d)	9,200,000
	Environmental Facilities Revenue, BP Product North America Project:
2,600,000	0.350%, 7/1/09 (a)(b)	2,600,000
19,000,000	0.350%, 7/1/09 (a)(b)	19,000,000
	Harris County, TX:

See Notes to Schedule of Investments.

20

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face
Amount	Security	Value

Texas — 8.4% (continued)
$25,630,000	Cultural Education Facilities Finance Corp. Revenue, Methodist Hospital,
	0.180%, 7/1/09 (a)	$25,630,000
26,930,000	Flood Control District, TECP, LOC-Helaba, 0.400% due 7/7/09	26,930,000
	Health Facilities Development Corp., Hospital Revenue:
	Baylor College of Medicine, AMBAC:
21,700,000	LOC-Bank of America N.A., 0.300%, 7/1/09 (a)	21,700,000
52,050,000	LOC-Wachovia Bank N.A., 0.320%, 7/1/09 (a)	52,050,000
40,500,000	Baylor College of Medicine, LOC-JPMorgan Chase, 0.180%, 7/1/09 (a)	40,500,000
25,000,000	Memorial Hermann Healthcare Systems, FSA, SPA-Dexia Credit
	Local, 1.750%, 7/1/09 (a)	25,000,000
20,000,000	TECP, Methodist Hospital System, 0.480% due 12/2/09	20,000,000
2,600,000	HFDC of Central Texas Inc., TX, Retirement Facilities Revenue, LOC-BNP
	Paribas, 0.330%, 7/2/09 (a)	2,600,000
	Houston, TX:
5,400,000	Higher Education Finance Corp. Revenue, William Marsh Rice
	University Project, 0.180%, 7/1/09 (a)	5,400,000
	Higher Education Finance, TECP, William Marsh Rice University:
10,000,000	0.500% due 7/13/09	10,000,000
10,000,000	0.500% due 7/14/09	10,000,000
	Utility System Revenue:
5,400,000	LOC-Bank of America N.A., Bank of New York, Dexia Credit
	Local, State Street Bank & Trust Co., 0.400%, 7/2/09 (a)	5,400,000
19,200,000	Refunding, First Lien, LOC-Bank of America N.A., Bank of New
	York, Dexia Credit Local, State Street Bank & Trust Co.,
	0.450%, 7/2/09 (a)	19,200,000
3,200,000	Mansfield, TX, IDC, Pier 1 Imports, LOC-JPMorgan Chase, 0.300%, 7/1/09 (a)(b)	3,200,000
10,000,000	Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue,
	Allied Waste Inc. Project, LOC-Bank of America N.A., 0.550%, 7/2/09 (a)(b)	10,000,000
	North Texas Higher Education Authority, Student Loan, Revenue:
17,000,000	LOC-Bank of America N.A. & Lloyds TSB Bank, 0.500%, 7/1/09 (a)(b)	17,000,000
10,000,000	LOC-Lloyds Bank PLC, 0.480%, 7/1/09 (a)(b)	10,000,000
24,700,000	North Texas Tollway Authority, LOC-Bank of America N.A., TECP, 0.350% due 7/8/09	24,700,000
31,570,000	Pasadena, TX, ISD, GO, FSA, SPA-Bank of America NA, 1.200%, 7/2/09 (a)	31,570,000
	San Antonio, TX:
4,000,000	Empowerment Zone Development Corp., Drury Southwest Hotel Project,
	LOC-U.S. Bank, 0.450%, 7/2/09 (a)(b)	4,000,000
3,860,000	IDA, IDR, Tindall Corp. Project, LOC-Wachovia Bank N.A., 0.420%, 7/2/09 (a)(b)	3,860,000
5,150,000	Southeast Texas, HFC, MFH, Oaks of Hitchcock Apartments, LOC-General
	Electric Capital Corp., 0.950%, 7/2/09 (a)(b)	5,150,000
2,080,000	Splendora, TX, Higher Education Facilities Corp. Revenue, Fellowship
	Christian Project, LOC-Bank of America N.A., 0.320%, 7/2/09 (a)	2,080,000
	Texas Public Finance Authority, TECP:
10,900,000	0.300% due 8/13/09	10,900,000
7,000,000	0.350% due 8/17/09	7,000,000
15,000,000	0.450% due 8/25/09	15,000,000
	Texas State:
3,000,000	GO, Veterans Housing Assistance, LIQ-Dexia Credit Local, 1.050%,
	7/1/09 (a)(b)	3,000,000
5,000,000	TRAN, 3.000% due 8/28/09	5,010,861
45,825,000	Texas State Department of Housing & Community Affairs, Single-Family
	Revenue, GNMA/FNMA/FHLMC-Collateralized, 0.450%, 7/2/09 (a)(b)	45,825,000

See Notes to Schedule of Investments.

21

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face
Amount	Security	Value

Texas — 8.4% (continued)
$20,000,000	Texas State Department of Transportation Highway Revenue, TECP, LOC-
	Bank of America, State Street Bank, 0.350% due 8/11/09	$20,000,000
	Texas Technical University Revenue, TECP:
1,140,000	0.400% due 11/16/09	1,140,000
16,199,000	0.450% due 11/16/09	16,199,000
4,950,000	0.450% due 11/19/09	4,950,000
3,350,000	Travis County, TX, Health Facilities Development Corp., Retirement
	Facilities Revenue, Querencia Barton Creek, LOC-LaSalle Bank, 0.300%, 7/2/09 (a)	3,350,000
9,635,000	Trinity River Authority, TX, Solid Waste Disposal Revenue, Community
	Waste Disposal Project, LOC-Wells Fargo Bank N.A., 0.370%, 7/2/09 (a)(b)	9,635,000
3,250,000	Tyler, TX, Health Facilities Development Corp., Hospital Revenue, Mother
	Frances Hospital, LOC-Bank of America, 0.320%, 7/2/09 (a)	3,250,000
1,243,000	University of North Texas Board of Regents, TECP, 0.450% due 8/6/09	1,243,000
	University of Texas System Revenue, TECP:
24,700,000	0.450% due 10/14/09	24,700,000
17,113,000	0.300% due 10/15/09	17,113,000
11,500,000	0.450% due 2/17/10	11,500,000
4,730,000	Weslaco, TX, Health Facilities Development Corp., Knapp Medical Center,
	LOC-Compass Bank, 0.350%, 7/2/09 (a)	4,730,000
	Total Texas	644,705,861
Utah — 1.0%
6,445,000	Central Utah Water Conservancy District, GO, LIQ-Helaba, 0.410%, 7/1/09 (a)	6,445,000
	Utah Housing Corp. Single Family Mortgage Revenue:
9,650,000	FHLB, 0.500%, 7/1/09 (a)(b)	9,650,000
3,500,000	SPA-FHLB, 0.500%, 7/1/09 (a)(b)	3,500,000
11,500,000	Utah State Board of Regents, Student Loan Revenue, GTD Student Loans,
	LOC-Wells Fargo Bank N.A., 0.420%, 7/2/09 (a)(b)	11,500,000
9,000,000	Utah Transit Authority, Sales Tax Revenue, LOC-Fortis Bank SA/NV,
	0.200%, 7/1/09 (a)	9,000,000
	Utah Water Finance Agency Revenue:
31,065,000	LIQ-JPMorgan Chase, 0.330%, 7/1/09 (a)	31,065,000
4,900,000	SPA-JPMorgan Chase, 0.330%, 7/1/09 (a)	4,900,000
	Total Utah	76,060,000
Vermont — 1.7%
	Vermont Educational & Health Buildings Financing Agency Revenue:
6,770,000	Hospital, Northeastern Vermont, LOC-TD Banknorth N.A., 0.320%, 7/1/09 (a)	6,770,000
21,675,000	Rutland Medical Center, Radian, LOC-TD Banknorth N.A., SPA-TD
	Banknorth N.A., 0.320%, 7/1/09 (a)	21,675,000
5,325,000	Vermont Housing Finance Agency, Single-Family, FSA, SPA-FHLB,
	0.780%, 7/1/09 (a)(b)	5,325,000
97,885,000	Vermont Student Assistance Corp. Education Loan Revenue, SPA-Bank of
	New York, 0.500%, 7/2/09 (a)(b)	97,885,000
	Total Vermont	131,655,000
Virginia — 3.1%
	Albemarle County, VA, EDA Hospital Revenue, Martha Jefferson Hospital:
6,000,000	LOC-Branch Banking & Trust, 0.220%, 7/2/09 (a)	6,000,000
	LOC-Wachovia Bank N.A.:
40,000,000	0.320%, 7/1/09 (a)	40,000,000
33,500,000	0.320%, 7/1/09 (a)	33,500,000
6,650,000	Chesapeake Bay, VA, Bridge & Tunnel District, Revenue, General
	Resolution, LOC-Branch Banking & Trust, 0.240%, 7/2/09 (a)	6,650,000

See Notes to Schedule of Investments.

22

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face
Amount	Security	Value

Virginia — 3.1% (continued)
$4,250,000	Fauquier County, VA, IDA Revenue, Highland School Project, LOC-Branch
	Banking & Trust, 0.290%, 7/2/09 (a)	$4,250,000
6,835,000	Henrico County, VA, EDA Revenue, Bon Secours Health, LOC-Landesbank
	Baden-Wurttemberg, 1.500%, 7/1/09 (a)	6,835,000
3,000,000	King George County, VA, Garnet of VA Inc., LOC-JPMorgan Chase,
	0.450%, 7/2/09 (a)(b)	3,000,000
8,700,000	Lexington IDA, VMI Development Board Inc. Project, LOC-Wachovia Bank
	NA, 0.320%, 7/1/09 (a)	8,700,000
2,030,000	Loudoun County, VA, Sanitation Authority Water & Sewer Revenue, Parity
	Indebtness, LOC-Bank of America N.A., 0.220%, 7/2/09 (a)	2,030,000
	Lynchburg, VA, IDA:
2,900,000	Recreational Facilities Revenue, YMCA of Central Virginia, LOC-
	Wachovia Bank N.A., 0.470%, 7/2/09 (a)	2,900,000
3,950,000	Revenue, Central Health, NATL, LOC-Branch Banking & Trust, 0.220%, 7/2/09 (a)	3,950,000
1,125,000	Montgomery County, VA, IDA Revenue, Virginia Tech Foundation, LOC-
	Bank of America N.A., 0.290%, 7/1/09 (a)	1,125,000
9,450,000	Roanoke, VA, IDA, Hospital Revenue, Carilion Health Systems, FSA, SPA-
	Wachovia Bank N.A., 0.320%, 7/1/09 (a)	9,450,000
	Virginia College Building Authority, VA:
	Educational Facilities Revenue, 21st Century College, SPA-Wachovia Bank
	N.A.:
13,655,000	0.320%, 7/1/09 (a)	13,655,000
7,820,000	0.320%, 7/1/09 (a)	7,820,000
5,515,000	Various Shenandoah University Projects, LOC-Branch Banking & Trust,
	0.290%, 7/1/09 (a)	5,515,000
	Virginia Commonwealth University:
	Health System Authority Revenue:
41,800,000	AMBAC, LOC-Wachovia Bank N.A., 0.320%, 7/1/09 (a)	41,800,000
2,200,000	LOC-Wachovia Bank N.A., 0.300%, 7/1/09 (a)	2,200,000
30,600,000	VA, AMBAC, LOC-Wachovia Bank N.A., 0.220%, 7/1/09 (a)	30,600,000
8,200,000	VA, AMBAC, LOC-Wachovia Bank N.A., SPA-Wachovia Bank N.A.,
	0.300%, 7/1/09 (a)	8,200,000
	Total Virginia	238,180,000
Washington — 2.4%
	King County, WA:
5,680,000	Overlake Project, LOC-Bank of America N.A., 0.550%, 7/2/09 (a)(b)	5,680,000
	Housing Authority Revenue:
11,445,000	Auburn Court Apartments Project, FNMA, LIQ-FNMA, 0.400%, 7/2/09 (a)(b)	11,445,000
4,250,000	Greenbridge Redevelopment, Salmon, LOC-Bank of America N.A.,
	0.570%, 7/2/09 (a)(b)	4,250,000
1,570,000	Olympia, WA, EDA, Spring Air Northwest Project, LOC-U.S. Bank, 0.630%, 7/2/09 (a)(b)	1,570,000
10,000,000	Port Grays Harbor, WA, Murphy Co. Project, LOC-Bank of America N.A.,
	0.550%, 7/2/09 (a)(b)	10,000,000
20,000,000	Port of Seattle, WA, Revenue, Subordinated Lien, LOC-Fortis Bank NV,
	0.750%, 7/1/09 (a)(b)	20,000,000
	Snohomish County, WA:
5,375,000	Housing Authority Revenue, Autumn Chase Apartments Project, LOC-
	Bank of America N.A., 0.320%, 7/2/09 (a)	5,375,000
30,400,000	Public Utility District No. 1, Electric Revenue, 2.000% due 5/26/10	30,795,578
	Washington State Health Care Facilities Authority Revenue:
100,000	Multicare Health Systems, FSA, SPA-U.S. Bank N.A., 0.370%, 7/1/09 (a)	100,000
10,000,000	Overlake Hospital Medical Center, LOC-Keybank N.A., 2.950%, 7/2/09 (a)	10,000,000

See Notes to Schedule of Investments.

23

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face
Amount	Security	Value

Washington — 2.4% (continued)
$4,750,000	Southwest Washington Medical Center, LOC-Allied Irish Bank PLC,
	0.500%, 7/2/09 (a)	$4,750,000
	Washington State HFC:
	MFH Revenue:
5,860,000	Bridgewood Four Seasons, FNMA, LIQ-FNMA, 0.400%, 7/2/09 (a)(b)	5,860,000
6,365,000	Eagles Landing Apartments, FNMA, LIQ-FNMA, 0.400%, 7/2/09 (a)(b)	6,365,000
6,600,000	Holly Village Seniors, FNMA, LIQ-FNMA, 0.400%, 7/2/09 (a)(b)	6,600,000
14,640,000	Merrill Gardens at Tacoma LLC, LOC-Bank of America N.A.,
	0.400%, 7/2/09 (a)(b)	14,640,000
6,125,000	Rolling Hills Apartments Project, FNMA, LIQ-FNMA, 0.400%, 7/2/09 (a)(b)	6,125,000
7,285,000	The Lodge at Eagle Ridge LLC, LOC-Bank of America N.A.,
	0.400%, 7/2/09 (a)(b)	7,285,000
26,900,000	Non-Profit Revenue, Skyline at First Hill Project, LOC-Bank of America
	N.A., 0.300%, 7/2/09 (a)	26,900,000
	Washington State:
3,550,000	HFA, MFH, Summer Ridge Apartments Project, LOC-U.S. Bank,
	0.450%, 7/1/09 (a)(b)	3,550,000
6,840,000	Higher EFA Revenue, University of Puget Sound Project A, LOC-Bank
	of America N.A., 0.360%, 7/2/09 (a)	6,840,000
	Total Washington	188,130,578
West Virginia — 0.4%
13,600,000	West Virginia State Hospital Finance Authority, Hospital Revenue, West
	Virginia United Health Systems, LOC-Bank of America N.A., 0.320%, 7/1/09 (a)	13,600,000
10,000,000	West Virginia State Housing Development Fund, Housing Finance, 0.300%, 7/2/09 (a)(b)	10,000,000
10,000,000	West Virginia, EDA, Solid Waste Disposal Facilities Revenue, Appalachian
	Power Co., LOC-JPMorgan Chase, 0.480%, 7/2/09 (a)(b)	10,000,000
	Total West Virginia	33,600,000
Wisconsin — 3.4%
6,800,000	Milwaukee, WI, TECP, LOC-State Street Bank & Trust Co., 0.480% due 9/9/09	6,800,000
4,870,000	University of Wisconsin, Hospitals & Clinics Authority Revenue, LOC-U.S.
	Bank N.A., 0.350%, 7/2/09 (a)	4,870,000
	Wisconsin Housing & EDA, Home Ownership Revenue, FHLB:
31,375,000	0.300%, 7/1/09 (a)(b)	31,375,000
4,020,000	0.350%, 7/1/09 (a)	4,020,000
23,890,000	0.500%, 7/1/09 (a)(b)	23,890,000
	Wisconsin State HEFA Revenue:
22,710,000	Aurora Health Care Inc., LOC- KBC Bank NV, 0.230%, 7/1/09 (a)	22,710,000
15,450,000	Froedtert & Community Health, LOC-U.S. Bank N.A., 0.350%, 7/1/09 (a)	15,450,000
15,000,000	GO, Froedtert and Community Health Inc., LOC-U.S. Bank N.A.,
	0.250%, 7/1/09 (a)	15,000,000
9,600,000	Medical College of Wisconsin Inc., LOC-U.S. Bank N.A., 0.230%, 7/2/09 (a)(c)	9,600,000
	Wisconsin State, GO, TECP:
43,257,000	0.200% due 8/4/09	43,257,000
34,620,000	0.750% due 8/13/09	34,620,000
37,393,000	0.300% due 11/9/09	37,393,000
14,675,000	0.450% due 11/9/09	14,675,000
	Total Wisconsin	263,660,000

See Notes to Schedule of Investments.

24

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face
Amount	Security	Value

Wyoming — 1.4%
$10,000,000	Lincoln County, WY, PCR, Exxon Project, 0.110%, 7/1/09 (a)	$10,000,000
11,500,000	Sublette County, WY, PCR, Exxon Project, 0.280%, 7/1/09 (a)(b)	11,500,000
	Sweetwater County, WY:
31,400,000	Environmental Important Revenue, Simplot Phosphates LLC, LOC-
	Rabobank Nederland, 0.480%, 7/1/09 (a)(b)	31,400,000
1,500,000	PCR, Refunding, Pacificorp Project, LOC-Barclays Bank PLC, 0.350%, 7/1/09 (a)	1,500,000
50,900,000	Wyoming CDA, Housing Revenue, SPA-State Street Bank & Trust Co.,
	0.320%, 7/1/09 (a)(b)	50,900,000
	Total Wyoming	105,300,000

	TOTAL INVESTMENTS — 99.7% (Cost — $7,632,503,242#)	7,632,503,242
	Other Assets in Excess of Liabilities — 0.3%	23,450,639
	TOTAL NET ASSETS — 100.0%	$7,655,953,881

†	Under Statement of Financial Accounting Standards No. 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Schedule of Investments.
(a)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG -	Association of Bay Area Governor
AMBAC -	American Municipal Bond Assurance Corporation - Insured Bonds
BAN -	Bond Anticipation Notes
CDA -	Community Development Authority
COP --	Certificate of Participation
CTFS -	Certificates
DFA -	Development Finance Agency
EDA -	Economic Development Authority
EDR -	Economic Development Revenue
EFA -	Educational Facilities Authority
FHA -	Federal Housing Administration
FHLB -	Federal Home Loan Bank
FHLMC -	Federal Home Loan Mortgage Corporation
FNMA -	Federal National Mortgage Association
FSA -	Financial Security Assurance - Insured Bonds
GNMA -	Government National Mortgage Association
GO -	General Obligation
GTD -	Guaranteed
HDA -	Housing Development Agency
HDC -	Housing Development Corporation
HEFA -	Health & Educational Facilities Authority
HFA -	Housing Finance Authority
HFC -	Housing Finance Commission
IDA -	Industrial Development Authority
IDB -	Industrial Development Board
IDC -	Industrial Development Corporation
IDR -	Industrial Development Revenue
IFC -	Industrial Finance Corporation
ISD -	Independent School District
LIQ -	Liquidity Facility
LOC -	Letter of Credit
MFA -	Municipal Finance Authority

See Notes to Schedule of Investments.

25

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

MFH -	Multi-Family Housing
MTA -	Metropolitan Transportation Authority
MUD -	Municipal Utilities District
NATL -	National Public Finance Guarantee Corporation - Insured Bonds
PCFA -	Pollution Control Finance Authority
PCR -	Pollution Control Revenue
PFA -	Public Facilities Authority
RDA -	Redevelopment Agency
Radian -	Radian Asset Assurance - Insured Bonds
SPA -	Standby Bond Purchase Agreement - Insured Bonds
TAN -	Tax Anticipation Notes
TECP -	Tax Exempt Commercial Paper
TFA -	Transitional Finance Authority
TRAN -	Tax and Revenue Anticipation Notes

See Notes to Schedule of Investments.

26

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Summary of Investments by Sector *

Education	22.0%
Health Care	19.3
General Obligation	11.3
Transportation	9.2
Housing: Single Family	6.9
Miscellaneous	5.1
Utilities	4.4
Housing: Multi-Family	3.7
Public Facilities	3.7
Water & Sewer	3.6
Power	3.5
Industrial Revenue	3.3
Pollution Control	1.6
Finance	1.0
Tax Allocation	0.7
Solid Waste/Resource Recovery	0.5
Life Care Systems	0.2
Total Investment	100.0%

*As a percentage of total investments. Please note that Fund holdings are as of June 30, 2009 and are subject to change.

Ratings Table[1]
S&P/Moody’s/Fitch[2]
A-1	70.3%
VMIG1	20.4
SP-1	3.3
F-1	1.2
AA/Aa	1.1
P-1	1.1
MIG1	0.8
AAA/Aaa	0.7
A/A	0.7
NR	0.4
100.0%

[1]	As a percentage of total investments.
[2]	S&P primary rating; Moody’s secondary, then Fitch
See pages 28 and 29 for definitions of ratings.

See Notes to Schedule of Investments.

27

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited) (continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Municipal Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities†	—	$7,632,503,242	—	$7,632,503,242

†	See schedule of Investments for additional detailed categorizations.

(b) Credit and Market Risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The Fund may not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: August 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: August 26, 2009

By:	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date: August 26, 2009